UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.,

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.84%
Actual		$ 1,000.00	$ 1,060.80	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21
Service Class	.94%
Actual		$ 1,000.00	$ 1,060.00	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Service Class 2	1.11%
Actual		$ 1,000.00	$ 1,059.30	$ 5.67
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56
Investor Class	.92%
Actual		$ 1,000.00	$ 1,060.30	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Maximus, Inc.	0.8	0.2
HealthSouth Corp.	0.7	0.3
Dana Holding Corp.	0.7	0.7
American Eagle Outfitters, Inc.	0.7	0.0
Jack in the Box, Inc.	0.7	0.7
Marriott Vacations Worldwide Corp.	0.7	0.7
Wintrust Financial Corp.	0.7	0.5
Casey's General Stores, Inc.	0.7	0.3
Strategic Hotel & Resorts, Inc.	0.7	0.7
Deluxe Corp.	0.7	0.7
	7.1
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	22.2
Information Technology	18.9	19.3
Health Care	17.6	15.9
Consumer Discretionary	13.0	13.3
Industrials	11.5	12.8
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stocks and Equity Futures 99.9%		Stocks and Equity Futures 100.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.1%		Short-Term Investments and Net Other Assets (Liabilities)† (0.0)%
* Foreign investments	2.1%	** Foreign investments	1.7%

†Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 2.6%
American Axle & Manufacturing Holdings, Inc. (a)	66,616	$ 1,392,941
Cooper Tire & Rubber Co.	37,093	1,254,856
Dana Holding Corp.	81,639	1,680,131
Drew Industries, Inc.	3,758	218,039
Metaldyne Performance Group, Inc.	1,961	35,592
Tenneco, Inc. (a)	25,837	1,484,077
Tower International, Inc. (a)	11,079	288,608
		6,354,244
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)	319	8,205
Capella Education Co.	3,082	165,411
Grand Canyon Education, Inc. (a)	2,729	115,710
K12, Inc. (a)	35,873	453,793
		743,119
Hotels, Restaurants & Leisure - 3.1%
Bloomin' Brands, Inc.	40,970	874,710
Cracker Barrel Old Country Store, Inc. (d)	10,872	1,621,668
Dave & Buster's Entertainment, Inc.	5,000	180,450
DineEquity, Inc.	7,014	695,017
Isle of Capri Casinos, Inc. (a)	22,301	404,763
Jack in the Box, Inc.	18,785	1,656,086
Marriott Vacations Worldwide Corp.	18,046	1,655,721
Nathan's Famous, Inc. (a)	1,132	41,952
Ruth's Hospitality Group, Inc.	24,081	388,186
		7,518,553
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	1,783	50,655
CSS Industries, Inc.	381	11,525
Flexsteel Industries, Inc.	18,799	810,049
Hooker Furniture Corp.	1,614	40,528
La-Z-Boy, Inc.	15,308	403,213
Ryland Group, Inc.	873	40,481
		1,356,451
Internet & Catalog Retail - 0.0%
PetMed Express, Inc. (d)	555	9,585
Leisure Products - 0.4%
Brunswick Corp.	9,498	483,068
Nautilus, Inc. (a)	26,898	578,576
		1,061,644
Media - 0.1%
A.H. Belo Corp. Class A	5,438	30,453
Saga Communications, Inc. Class A	409	15,481
The McClatchy Co. Class A (a)	30,264	32,685
Time, Inc.	2,274	52,325
		130,944

	Shares	Value
Specialty Retail - 4.2%
American Eagle Outfitters, Inc.	97,266	$ 1,674,921
ANN, Inc. (a)	1,064	51,381
Barnes & Noble, Inc. (a)	50,804	1,318,872
Big 5 Sporting Goods Corp.	57,327	814,617
Build-A-Bear Workshop, Inc. (a)	344	5,501
Caleres, Inc.	20,167	640,907
Citi Trends, Inc. (a)	8,115	196,383
Express, Inc. (a)	47,941	868,212
Finish Line, Inc. Class A	1,396	38,837
Group 1 Automotive, Inc.	12,391	1,125,475
Haverty Furniture Companies, Inc.	7,330	158,475
Outerwall, Inc. (d)	19,917	1,515,883
Rent-A-Center, Inc.	2,848	80,741
Select Comfort Corp. (a)	31,625	950,964
Shoe Carnival, Inc.	5,663	163,434
Stage Stores, Inc.	2,870	50,311
Stein Mart, Inc.	1,998	20,919
The Cato Corp. Class A (sub. vtg.)	15,209	589,501
		10,265,334
Textiles, Apparel & Luxury Goods - 1.7%
Culp, Inc.	1,505	46,655
Deckers Outdoor Corp. (a)	10,589	762,090
Iconix Brand Group, Inc. (a)	12,520	312,624
Movado Group, Inc.	42,104	1,143,545
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	11,972	1,314,406
Steven Madden Ltd. (a)	658	28,149
Superior Uniform Group, Inc.	121	2,001
Unifi, Inc. (a)	13,698	458,883
		4,068,353
TOTAL CONSUMER DISCRETIONARY		31,508,227
CONSUMER STAPLES - 4.8%
Beverages - 0.0%
MGP Ingredients, Inc.	272	4,575
National Beverage Corp. (a)	3,277	73,700
		78,275
Food & Staples Retailing - 1.8%
Casey's General Stores, Inc.	17,143	1,641,271
Ingles Markets, Inc. Class A	22,876	1,092,787
SpartanNash Co.	4,607	149,912
SUPERVALU, Inc. (a)	158,109	1,279,102
Weis Markets, Inc.	1,620	68,283
		4,231,355
Food Products - 1.9%
Cal-Maine Foods, Inc. (d)	28,006	1,461,913
Fresh Del Monte Produce, Inc.	345	13,338
John B. Sanfilippo & Son, Inc.	5,071	263,185
Omega Protein Corp. (a)	93,915	1,291,331
Sanderson Farms, Inc. (d)	19,201	1,443,147
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Seaboard Corp. (a)	28	$ 100,772
Seneca Foods Corp. Class A (a)	3,246	90,141
		4,663,827
Household Products - 0.1%
WD-40 Co.	3,909	340,708
Personal Products - 0.6%
Nutraceutical International Corp. (a)	858	21,227
USANA Health Sciences, Inc. (a)	10,026	1,370,153
		1,391,380
Tobacco - 0.4%
Universal Corp.	16,838	965,154
TOTAL CONSUMER STAPLES		11,670,699
ENERGY - 5.6%
Energy Equipment & Services - 1.5%
Atwood Oceanics, Inc.	41,500	1,097,260
Dril-Quip, Inc. (a)	16,645	1,252,536
Forum Energy Technologies, Inc. (a)	3,450	69,966
Gulf Island Fabrication, Inc.	2,533	28,294
Helix Energy Solutions Group, Inc. (a)	3,925	49,573
Matrix Service Co. (a)	57,358	1,048,504
		3,546,133
Oil, Gas & Consumable Fuels - 4.1%
Adams Resources & Energy, Inc.	269	11,997
Alon U.S.A. Energy, Inc.	29,725	561,803
Delek U.S. Holdings, Inc.	41,060	1,511,829
Green Plains, Inc.	49,151	1,354,110
Navios Maritime Acquisition Corp.	1,830	6,570
Nordic American Tanker Shipping Ltd. (d)	68,671	977,188
Pacific Ethanol, Inc. (a)(d)	121,752	1,256,481
Rex American Resources Corp. (a)	21,379	1,360,560
Ship Finance International Ltd. (NY Shares) (d)	8,699	141,968
Teekay Tankers Ltd.	187,009	1,236,129
Western Refining, Inc.	36,938	1,611,236
		10,029,871
TOTAL ENERGY		13,576,004
FINANCIALS - 22.3%
Banks - 5.6%
Arrow Financial Corp.	395	10,677
Banc of California, Inc.	2,273	31,254
BancFirst Corp.	1,357	88,816
Bank of the Ozarks, Inc.	332	15,189
Banner Bank	5,894	282,499
Central Pacific Financial Corp.	569	13,514
Chemical Financial Corp.	8,398	277,638

	Shares	Value
Community Trust Bancorp, Inc.	566	$ 19,736
First Bancorp, North Carolina	5,915	98,662
First Bancorp, Puerto Rico (a)	84,040	405,073
First Busey Corp.	1,774	11,655
First Community Bancshares, Inc.	171	3,116
First Interstate Bancsystem, Inc.	19,408	538,378
First Merchants Corp.	19,200	474,240
First Midwest Bancorp, Inc., Delaware	6,891	130,722
FNB Corp., Pennsylvania	4,072	58,311
Fulton Financial Corp.	59,273	774,105
Glacier Bancorp, Inc.	1,685	49,573
Great Southern Bancorp, Inc.	1,202	50,652
Great Western Bancorp, Inc.	20,489	493,990
Guaranty Bancorp	8,262	136,406
Hancock Holding Co.	12,783	407,906
Hilltop Holdings, Inc. (a)	35,041	844,138
IBERIABANK Corp.	925	63,113
International Bancshares Corp.	4,933	132,550
MainSource Financial Group, Inc.	2,002	43,944
Merchants Bancshares, Inc.	8,176	270,380
National Penn Bancshares, Inc.	11,432	128,953
Opus Bank	502	18,162
Preferred Bank, Los Angeles	506	15,205
PrivateBancorp, Inc.	38,542	1,534,742
Renasant Corp.	7,910	257,866
S&T Bancorp, Inc.	676	20,003
ServisFirst Bancshares, Inc.	3,488	131,044
Simmons First National Corp. Class A	3,282	153,204
Susquehanna Bancshares, Inc.	7,337	103,598
Talmer Bancorp, Inc. Class A	32,473	543,923
Umpqua Holdings Corp.	54,883	987,345
United Community Bank, Inc.	37,652	785,797
Univest Corp. of Pennsylvania	1,262	25,694
Washington Trust Bancorp, Inc.	5,099	201,309
Webster Financial Corp.	2,091	82,699
WesBanco, Inc.	5,865	199,527
Wilshire Bancorp, Inc.	72,214	912,063
Wintrust Financial Corp.	30,880	1,648,374
		13,475,745
Capital Markets - 2.4%
BGC Partners, Inc. Class A	31,212	273,105
Diamond Hill Investment Group, Inc.	222	44,325
Financial Engines, Inc. (d)	36,495	1,550,308
HFF, Inc.	20,332	848,454
INTL FCStone, Inc. (a)	17,878	594,265
Investment Technology Group, Inc.	44,035	1,092,068
Manning & Napier, Inc. Class A	7,890	78,663
Moelis & Co. Class A	673	19,322
Oppenheimer Holdings, Inc. Class A (non-vtg.)	4,192	110,166
Piper Jaffray Companies (a)	26,702	1,165,275
Vector Capital Corp. rights (a)	5,673	0
		5,775,951
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 2.0%
Credit Acceptance Corp. (a)	3,983	$ 980,535
Enova International, Inc. (a)	44,607	833,259
Green Dot Corp. Class A (a)	3,704	70,820
Nelnet, Inc. Class A	31,944	1,383,495
PRA Group, Inc. (a)	1,923	119,822
Regional Management Corp. (a)	8,969	160,186
Springleaf Holdings, Inc. (a)	5,709	262,100
World Acceptance Corp. (a)(d)	18,871	1,160,755
		4,970,972
Diversified Financial Services - 0.2%
Gain Capital Holdings, Inc.	13,490	128,964
MarketAxess Holdings, Inc.	1,289	119,581
Marlin Business Services Corp.	12,183	205,649
		454,194
Insurance - 3.4%
Amerisafe, Inc.	14,207	668,581
EMC Insurance Group	1,195	29,959
Employers Holdings, Inc.	5,872	133,764
Enstar Group Ltd. (a)	775	120,086
Federated National Holding Co.	36,587	885,405
HCI Group, Inc.	5,812	256,949
Heritage Insurance Holdings, Inc. (a)	38,688	889,437
Horace Mann Educators Corp.	35,593	1,294,873
National General Holdings Corp.	344	7,166
Navigators Group, Inc. (a)	4,696	364,222
Safety Insurance Group, Inc.	4,296	247,922
Selective Insurance Group, Inc.	50,769	1,424,070
United Insurance Holdings Corp.	39,416	612,525
Universal Insurance Holdings, Inc.	53,314	1,290,199
		8,225,158
Real Estate Investment Trusts - 7.0%
AG Mortgage Investment Trust, Inc.	5,660	97,805
Agree Realty Corp.	315	9,189
American Capital Mortgage Investment Corp.	60,888	973,599
Anworth Mortgage Asset Corp.	7,115	35,077
Apollo Commercial Real Estate Finance, Inc.	29,159	479,082
Apollo Residential Mortgage, Inc.	31,472	462,324
Ashford Hospitality Trust, Inc.	41,467	350,811
Capstead Mortgage Corp.	102,682	1,139,770
Coresite Realty Corp.	6,979	317,126
Extra Space Storage, Inc.	17,981	1,172,721
FelCor Lodging Trust, Inc.	37,020	365,758
iStar Financial, Inc. (a)	15,146	201,745
MFA Financial, Inc.	158,440	1,170,872
New Residential Investment Corp.	101,919	1,553,246
Pebblebrook Hotel Trust	4,929	211,356
Resource Capital Corp.	32,835	127,071
Ryman Hospitality Properties, Inc.	22,618	1,201,242

	Shares	Value
Sovran Self Storage, Inc.	17,660	$ 1,534,831
Strategic Hotel & Resorts, Inc. (a)	135,180	1,638,382
Sunstone Hotel Investors, Inc.	103,904	1,559,599
The GEO Group, Inc.	43,607	1,489,615
Xenia Hotels & Resorts, Inc.	34,552	751,160
		16,842,381
Real Estate Management & Development - 0.5%
Marcus & Millichap, Inc. (a)	27,333	1,261,145
Thrifts & Mortgage Finance - 1.2%
Dime Community Bancshares, Inc.	5,045	85,462
Essent Group Ltd. (a)	20,677	565,516
EverBank Financial Corp.	2,595	50,992
Farmer Mac Class C (non-vtg.)	2,970	86,308
First Defiance Financial Corp.	501	18,803
Hingham Institution for Savings	298	34,303
Ladder Capital Corp. Class A	967	16,777
Northwest Bancshares, Inc.	45,989	589,579
Provident Financial Services, Inc.	1,839	34,923
Walker & Dunlop, Inc. (a)	5,343	142,872
Waterstone Financial, Inc.	9,990	131,868
WSFS Financial Corp.	39,753	1,087,245
		2,844,648
TOTAL FINANCIALS		53,850,194
HEALTH CARE - 17.6%
Biotechnology - 5.1%
ACADIA Pharmaceuticals, Inc. (a)(d)	7,317	306,436
Achillion Pharmaceuticals, Inc. (a)	841	7,451
Acorda Therapeutics, Inc. (a)	4,531	151,018
Adamas Pharmaceuticals, Inc. (a)	7,406	194,185
Agios Pharmaceuticals, Inc. (a)	701	77,909
Alder Biopharmaceuticals, Inc. (a)	5,148	272,690
Alexion Pharmaceuticals, Inc. (a)	1,229	222,166
AMAG Pharmaceuticals, Inc. (a)(d)	5,621	388,186
Amicus Therapeutics, Inc. (a)	3,540	50,091
Anacor Pharmaceuticals, Inc. (a)	7,736	598,998
Ardelyx, Inc.	1,667	26,622
Arena Pharmaceuticals, Inc. (a)	3,523	16,347
ARIAD Pharmaceuticals, Inc. (a)	8,415	69,592
Array BioPharma, Inc. (a)	2,667	19,229
BioCryst Pharmaceuticals, Inc. (a)	1,405	20,977
Biospecifics Technologies Corp. (a)	2,158	111,353
bluebird bio, Inc. (a)	1,480	249,188
Celldex Therapeutics, Inc. (a)	8,427	212,529
Cepheid, Inc. (a)	11,170	683,046
Chimerix, Inc. (a)	2,604	120,305
Clovis Oncology, Inc. (a)	1,925	169,169
Dyax Corp. (a)	21,841	578,787
Eagle Pharmaceuticals, Inc. (a)	2,579	208,538
Emergent BioSolutions, Inc. (a)	8,042	264,984
Enanta Pharmaceuticals, Inc. (a)	5,107	229,764
Esperion Therapeutics, Inc. (a)	2,506	204,891
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Exact Sciences Corp. (a)(d)	7,110	$ 211,451
FibroGen, Inc.	1,061	24,934
Halozyme Therapeutics, Inc. (a)	7,394	166,957
Heron Therapeutics, Inc. (a)	7,016	218,619
ImmunoGen, Inc. (a)	2,521	36,252
Infinity Pharmaceuticals, Inc. (a)	12,643	138,441
Insmed, Inc. (a)	2,902	70,867
Ironwood Pharmaceuticals, Inc. Class A (a)	6,007	72,444
Isis Pharmaceuticals, Inc. (a)	4,162	239,523
Keryx Biopharmaceuticals, Inc. (a)(d)	2,076	20,718
Kite Pharma, Inc. (d)	2,282	139,134
Ligand Pharmaceuticals, Inc. Class B (a)	3,855	388,970
Macrogenics, Inc. (a)	6,938	263,436
MannKind Corp. (a)(d)	10,301	58,613
Merrimack Pharmaceuticals, Inc. (a)(d)	17,757	219,565
MiMedx Group, Inc. (a)(d)	24,064	278,902
Momenta Pharmaceuticals, Inc. (a)	1,705	38,891
Myriad Genetics, Inc. (a)	5,243	178,210
Neurocrine Biosciences, Inc. (a)	8,283	395,596
NewLink Genetics Corp. (a)	5,647	249,993
Novavax, Inc. (a)	21,577	240,368
Ophthotech Corp. (a)	5,368	279,458
Opko Health, Inc. (a)(d)	9,522	153,114
PDL BioPharma, Inc. (d)	39,109	251,471
Pfenex, Inc. (a)	2,583	50,110
Portola Pharmaceuticals, Inc. (a)	3,187	145,168
Prothena Corp. PLC (a)	2,484	130,832
PTC Therapeutics, Inc. (a)	1,792	86,249
Puma Biotechnology, Inc. (a)(d)	2,260	263,855
Radius Health, Inc. (a)	5,637	381,625
Raptor Pharmaceutical Corp. (a)	2,708	42,759
Receptos, Inc. (a)	1,334	253,527
Repligen Corp. (a)	9,855	406,716
Retrophin, Inc. (a)	8,188	271,432
Rigel Pharmaceuticals, Inc. (a)	4,681	15,026
Sarepta Therapeutics, Inc. (a)	1,332	40,533
Sorrento Therapeutics, Inc. (a)	8,592	151,391
TESARO, Inc. (a)	616	36,215
Ultragenyx Pharmaceutical, Inc. (a)	3,378	345,873
ZIOPHARM Oncology, Inc. (a)(d)	2,707	32,484
		12,444,173
Health Care Equipment & Supplies - 4.6%
Atrion Corp.	393	154,178
Cantel Medical Corp.	19,493	1,046,189
Cryolife, Inc.	4,304	48,549
Cyberonics, Inc. (a)	24,246	1,441,667
Cynosure, Inc. Class A (a)	793	30,594
Exactech, Inc. (a)	5,178	107,858
Globus Medical, Inc. (a)	13,842	355,324
Greatbatch, Inc. (a)	19,196	1,035,048

	Shares	Value
ICU Medical, Inc. (a)	3,392	$ 324,479
Inogen, Inc. (a)	10,303	459,514
LeMaitre Vascular, Inc.	212	2,557
Masimo Corp. (a)	39,991	1,549,251
Meridian Bioscience, Inc.	9,330	173,911
Merit Medical Systems, Inc. (a)	22,061	475,194
Natus Medical, Inc. (a)	35,344	1,504,241
SurModics, Inc. (a)	14,207	332,728
Symmetry Surgical, Inc. (a)	4,180	36,450
Thoratec Corp. (a)	35,765	1,594,046
Vascular Solutions, Inc. (a)	8,146	282,829
West Pharmaceutical Services, Inc.	1,150	66,792
		11,021,399
Health Care Providers & Services - 5.7%
Acadia Healthcare Co., Inc. (a)	340	26,632
Air Methods Corp. (a)	10,268	424,479
Alliance Healthcare Services, Inc. (a)	31,065	580,605
Centene Corp. (a)	16,867	1,356,107
Chemed Corp.	12,253	1,606,368
Corvel Corp. (a)	9,471	303,261
Hanger, Inc. (a)	1,967	46,106
HealthSouth Corp.	37,303	1,718,176
LHC Group, Inc. (a)	498	19,049
Magellan Health Services, Inc. (a)	22,432	1,571,810
Molina Healthcare, Inc. (a)	21,726	1,527,338
National Healthcare Corp.	4,688	304,673
Owens & Minor, Inc.	1,888	64,192
PharMerica Corp. (a)	1,980	65,934
Providence Service Corp. (a)	15,493	686,030
RadNet, Inc. (a)	7,051	47,171
Select Medical Holdings Corp.	78,392	1,269,950
Surgical Care Affiliates, Inc. (a)	12,810	491,648
Team Health Holdings, Inc. (a)	20,268	1,324,108
Triple-S Management Corp. (a)	13,583	348,540
		13,782,177
Health Care Technology - 0.6%
Merge Healthcare, Inc. (a)	11,396	54,701
Omnicell, Inc. (a)	27,188	1,025,259
Quality Systems, Inc.	24,168	400,464
		1,480,424
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)(d)	20,499	223,849
Cambrex Corp. (a)	8,815	387,331
INC Research Holdings, Inc. Class A	5,081	203,850
Luminex Corp. (a)	11,702	201,977
PAREXEL International Corp. (a)	9,566	615,189
		1,632,196
Pharmaceuticals - 0.9%
Catalent, Inc. (a)	10,376	304,328
Cempra, Inc. (a)	358	12,301
DepoMed, Inc. (a)	1,752	37,598
Impax Laboratories, Inc. (a)	9,684	444,689
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Lannett Co., Inc. (a)(d)	5,610	$ 333,458
Nektar Therapeutics (a)	6,334	79,238
Pacira Pharmaceuticals, Inc. (a)	3,138	221,919
Prestige Brands Holdings, Inc. (a)	5,813	268,793
SciClone Pharmaceuticals, Inc. (a)	1,603	15,741
Sucampo Pharmaceuticals, Inc. Class A (a)	10,302	169,262
Supernus Pharmaceuticals, Inc. (a)	13,250	224,985
Tetraphase Pharmaceuticals, Inc. (a)	891	42,269
The Medicines Company (a)	4,135	118,302
Theravance, Inc. (d)	2,009	36,303
		2,309,186
TOTAL HEALTH CARE		42,669,555
INDUSTRIALS - 11.5%
Aerospace & Defense - 2.3%
Astronics Corp. (a)	17,569	1,245,466
Curtiss-Wright Corp.	20,855	1,510,736
Moog, Inc. Class A (a)	22,341	1,579,062
Teledyne Technologies, Inc. (a)	11,526	1,216,108
		5,551,372
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	26,415	1,451,768
Airlines - 0.5%
JetBlue Airways Corp. (a)	64,025	1,329,159
Building Products - 0.2%
American Woodmark Corp. (a)	5,988	328,442
Insteel Industries, Inc.	723	13,520
Universal Forest Products, Inc.	2,913	151,563
		493,525
Commercial Services & Supplies - 2.7%
ABM Industries, Inc.	6,292	206,818
ACCO Brands Corp. (a)	75,086	583,418
ARC Document Solutions, Inc. (a)	20,522	156,172
Deluxe Corp.	26,312	1,631,344
Ennis, Inc.	3,353	62,332
G&K Services, Inc. Class A	6,465	446,990
HNI Corp.	17,403	890,163
Kimball International, Inc. Class B	69,369	843,527
Knoll, Inc.	3,702	92,661
Steelcase, Inc. Class A	6,707	126,829
Tetra Tech, Inc.	1,095	28,076
TRC Companies, Inc. (a)	1,481	15,032
UniFirst Corp.	10,533	1,178,116
Viad Corp.	859	23,287
West Corp.	5,980	179,998
		6,464,763
Construction & Engineering - 0.6%
Argan, Inc.	35,791	1,443,451

	Shares	Value
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	1,593	$ 35,779
Polypore International, Inc. (a)	1,903	113,952
		149,731
Machinery - 1.5%
Alamo Group, Inc.	9,063	495,202
Federal Signal Corp.	17,749	264,638
Hurco Companies, Inc.	5,979	206,993
Hyster-Yale Materials Handling Class A	11,668	808,359
Kadant, Inc.	10,928	515,802
Meritor, Inc. (a)	34,422	451,617
Miller Industries, Inc.	233	4,648
Wabash National Corp. (a)	57,115	716,222
Woodward, Inc.	5,130	282,099
		3,745,580
Marine - 0.2%
Matson, Inc.	11,007	462,734
Professional Services - 2.0%
Insperity, Inc.	26,654	1,356,689
Korn/Ferry International	40,535	1,409,402
On Assignment, Inc. (a)	1,699	66,737
Resources Connection, Inc.	41,495	667,655
RPX Corp. (a)	69,509	1,174,702
VSE Corp.	1,145	61,269
		4,736,454
Road & Rail - 0.8%
AMERCO	2,360	771,508
ArcBest Corp.	35,500	1,128,900
P.A.M. Transportation Services, Inc. (a)	679	39,416
		1,939,824
TOTAL INDUSTRIALS		27,768,361
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 1.5%
Black Box Corp.	8,914	178,280
Communications Systems, Inc.	4,002	42,061
Comtech Telecommunications Corp.	2,341	68,006
InterDigital, Inc.	27,980	1,591,782
Plantronics, Inc.	5,558	312,971
Polycom, Inc. (a)	124,368	1,422,770
		3,615,870
Electronic Equipment & Components - 3.9%
Benchmark Electronics, Inc. (a)	59,317	1,291,924
Coherent, Inc. (a)	7,295	463,087
Daktronics, Inc.	39,535	468,885
DTS, Inc. (a)	6,070	185,074
Fabrinet (a)	2,377	44,521
II-VI, Inc. (a)	1,174	22,283
Insight Enterprises, Inc. (a)	1,301	38,913
KEMET Corp. (a)	4,364	12,568
Kimball Electronics, Inc. (a)	51,324	748,817
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Littelfuse, Inc.	794	$ 75,343
Mercury Systems, Inc. (a)	2,972	43,510
Methode Electronics, Inc. Class A	45,153	1,239,450
Multi-Fineline Electronix, Inc. (a)	3,281	71,723
Newport Corp. (a)	17,756	336,654
PC Connection, Inc.	830	20,534
Plexus Corp. (a)	8,531	374,340
Rofin-Sinar Technologies, Inc. (a)	5,597	154,477
Sanmina Corp. (a)	68,090	1,372,694
ScanSource, Inc. (a)	13,972	531,774
SYNNEX Corp.	14,322	1,048,227
Tech Data Corp. (a)	12,971	746,611
TTM Technologies, Inc. (a)	7,936	79,281
		9,370,690
Internet Software & Services - 1.2%
Constant Contact, Inc. (a)	47,369	1,362,332
DealerTrack Holdings, Inc. (a)	3,162	198,542
DHI Group, Inc. (a)	8,156	72,507
Global Sources Ltd. (a)(d)	25,987	180,610
LogMeIn, Inc. (a)	2,142	138,138
United Online, Inc. (a)	62,593	980,832
		2,932,961
IT Services - 4.4%
Blackhawk Network Holdings, Inc. (a)	18,237	751,364
CACI International, Inc. Class A (a)	865	69,970
Cardtronics, Inc. (a)	5,055	187,288
Computer Task Group, Inc.	7,505	57,939
Convergys Corp.	14,136	360,327
CSG Systems International, Inc.	43,879	1,389,209
EPAM Systems, Inc. (a)	11,103	790,867
ExlService Holdings, Inc. (a)	7,679	265,540
Higher One Holdings, Inc. (a)	21,265	63,582
Jack Henry & Associates, Inc.	18,210	1,178,187
Lionbridge Technologies, Inc. (a)	2,962	18,276
Maximus, Inc.	27,765	1,824,984
NCI, Inc. Class A	6,233	64,387
Neustar, Inc. Class A (a)(d)	49,075	1,433,481
Science Applications International Corp.	28,674	1,515,421
Syntel, Inc. (a)	14,955	710,063
		10,680,885
Semiconductors & Semiconductor Equipment - 3.1%
Cabot Microelectronics Corp. (a)	26,976	1,270,839
Cohu, Inc.	688	9,102
Fairchild Semiconductor International, Inc. (a)	48,944	850,647
Integrated Device Technology, Inc. (a)	74,877	1,624,831
IXYS Corp.	11,930	182,529
Lattice Semiconductor Corp. (a)	155,184	914,034
Microsemi Corp. (a)	2,802	97,930

	Shares	Value
MKS Instruments, Inc.	21,118	$ 801,217
Pericom Semiconductor Corp.	9,895	130,119
Tessera Technologies, Inc.	37,469	1,423,073
Ultra Clean Holdings, Inc. (a)	5,017	31,256
Xcerra Corp. (a)	21,777	164,852
		7,500,429
Software - 3.8%
Advent Software, Inc.	1,308	57,827
Aspen Technology, Inc. (a)	35,312	1,608,462
AVG Technologies NV (a)	49,556	1,348,419
Barracuda Networks, Inc. (a)	3,066	121,475
ePlus, Inc. (a)	3,240	248,346
Fleetmatics Group PLC (a)	2,636	123,444
Manhattan Associates, Inc. (a)	7,782	464,196
Mentor Graphics Corp.	5,808	153,505
MicroStrategy, Inc. Class A (a)	1,518	258,181
Monotype Imaging Holdings, Inc.	20,969	505,563
NetScout Systems, Inc. (a)(d)	31,768	1,164,933
Pegasystems, Inc.	40,234	920,956
Progress Software Corp. (a)	31,930	878,075
QAD, Inc.:
Class A	2,203	58,225
Class B	1,882	40,595
Qualys, Inc. (a)	30,879	1,245,968
TiVo, Inc. (a)	7,950	80,613
		9,278,783
Technology Hardware, Storage & Peripherals - 1.0%
QLogic Corp. (a)	89,432	1,269,040
Quantum Corp. (a)	22,999	38,638
Super Micro Computer, Inc. (a)	33,961	1,004,566
		2,312,244
TOTAL INFORMATION TECHNOLOGY		45,691,862
MATERIALS - 3.0%
Chemicals - 1.1%
A. Schulman, Inc.	5,822	254,538
FutureFuel Corp.	66,931	861,402
Innospec, Inc.	1,592	71,704
KMG Chemicals, Inc.	3,673	93,441
Minerals Technologies, Inc.	17,193	1,171,359
Olin Corp.	6,231	167,925
Stepan Co.	1,420	76,836
Tredegar Corp.	2,798	61,864
		2,759,069
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	1,049	60,968
Containers & Packaging - 0.6%
Berry Plastics Group, Inc. (a)	33,336	1,080,086
Graphic Packaging Holding Co.	17,483	243,538
		1,323,624
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.7%
Century Aluminum Co. (a)(d)	116,547	$ 1,215,585
Commercial Metals Co.	25,753	414,108
		1,629,693
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	7,358	269,891
Schweitzer-Mauduit International, Inc.	31,247	1,246,130
		1,516,021
TOTAL MATERIALS		7,289,375
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
General Communications, Inc. Class A (a)	218	3,708
IDT Corp. Class B	23,801	430,322
Inteliquent, Inc.	75,946	1,397,406
Premiere Global Services, Inc. (a)	4,413	45,410
Vonage Holdings Corp. (a)	55,497	272,490
		2,149,336
Wireless Telecommunication Services - 0.0%
Shenandoah Telecommunications Co.	2,521	86,294
Spok Holdings, Inc.	532	8,959
		95,253
TOTAL TELECOMMUNICATION SERVICES		2,244,589
UTILITIES - 1.5%
Electric Utilities - 0.3%
Allete, Inc.	2,801	129,938
Cleco Corp.	3,523	189,714
IDACORP, Inc.	5,490	308,209
UIL Holdings Corp.	658	30,150
		658,011
Gas Utilities - 0.3%
New Jersey Resources Corp.	14,697	404,902
ONE Gas, Inc.	5,725	243,656
WGL Holdings, Inc.	643	34,908
		683,466
Independent Power and Renewable Electricity Producers - 0.2%
Atlantic Power Corp.	5,006	15,471
Ormat Technologies, Inc.	15,203	572,849
		588,320
Water Utilities - 0.7%
American States Water Co.	36,706	1,372,437

	Shares	Value
California Water Service Group	7,287	$ 166,508
Middlesex Water Co.	2,222	50,128
		1,589,073
TOTAL UTILITIES		3,518,870
TOTAL COMMON STOCKS (Cost $204,844,256)		239,787,736
Money Market Funds - 9.8%

Fidelity Cash Central Fund, 0.15% (b)	8,886,415	8,886,415
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	14,872,198	14,872,198
TOTAL MONEY MARKET FUNDS (Cost $23,758,613)		23,758,613
TOTAL INVESTMENT PORTFOLIO - 108.9% (Cost $228,602,869)	263,546,349
NET OTHER ASSETS (LIABILITIES) - (8.9)%	(21,572,321)
NET ASSETS - 100%	$ 241,974,028
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 ICE Russell 2000 Index Contracts (United States)	Sept. 2015	$ 1,875,600	$ (17,019)
The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,821
Fidelity Securities Lending Cash Central Fund	78,846
Total	$ 82,667
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (17,019)
Total Value of Derivatives	$ -	$ (17,019)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,679,375) - See accompanying schedule: Unaffiliated issuers (cost $204,844,256)	$ 239,787,736
Fidelity Central Funds (cost $23,758,613)	23,758,613
Total Investments (cost $228,602,869)		$ 263,546,349
Segregated cash with brokers for derivative instruments		193,801
Receivable for investments sold		3,744,413
Receivable for fund shares sold		10,819
Dividends receivable		300,737
Distributions receivable from Fidelity Central Funds		20,318
Receivable for daily variation margin for derivative instruments		21,398
Total assets		267,837,835

Liabilities
Payable to custodian bank	$ 120,397
Payable for investments purchased	10,370,978
Payable for fund shares redeemed	288,176
Accrued management fee	141,735
Distribution and service plan fees payable	720
Other affiliated payables	35,343
Other payables and accrued expenses	34,260
Collateral on securities loaned, at value	14,872,198
Total liabilities		25,863,807

Net Assets		$ 241,974,028
Net Assets consist of:
Paid in capital		$ 194,545,015
Undistributed net investment income		525,355
Accumulated undistributed net realized gain (loss) on investments		11,977,197
Net unrealized appreciation (depreciation) on investments		34,926,461
Net Assets		$ 241,974,028

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($33,927,202 ÷ 2,145,021 shares)	$ 15.82

Service Class: Net Asset Value, offering price and redemption price per share ($339,047 ÷ 21,389 shares)	$ 15.85

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,278,963 ÷ 206,815 shares)	$ 15.85

Investor Class: Net Asset Value, offering price and redemption price per share ($204,428,816 ÷ 12,969,069 shares)	$ 15.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 1,479,102
Interest		58
Income from Fidelity Central Funds (including $78,846 from security lending)		82,667
Total income		1,561,827

Expenses
Management fee	$ 793,576
Transfer agent fees	153,737
Distribution and service plan fees	4,196
Accounting and security lending fees	44,749
Custodian fees and expenses	15,625
Independent trustees' compensation	459
Audit	26,919
Legal	218
Miscellaneous	738
Total expenses before reductions	1,040,217
Expense reductions	(3,745)	1,036,472
Net investment income (loss)		525,355
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,177,583
Futures contracts	201,198
Total net realized gain (loss)		13,378,781
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,304,732)
Futures contracts	(198,607)
Total change in net unrealized appreciation (depreciation)		(1,503,339)
Net gain (loss)		11,875,442
Net increase (decrease) in net assets resulting from operations		$ 12,400,797

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 525,355	$ 761,959
Net realized gain (loss)	13,378,781	11,535,251
Change in net unrealized appreciation (depreciation)	(1,503,339)	(3,059,641)
Net increase (decrease) in net assets resulting from operations	12,400,797	9,237,569
Distributions to shareholders from net investment income	-	(734,026)
Distributions to shareholders from net realized gain	(380,564)	(15,669,756)
Total distributions	(380,564)	(16,403,782)
Share transactions - net increase (decrease)	19,308,651	(17,288,259)
Total increase (decrease) in net assets	31,328,884	(24,454,472)

Net Assets
Beginning of period	210,645,144	235,099,616
End of period (including undistributed net investment income of $525,355 and undistributed net investment income of $0, respectively)	$ 241,974,028	$ 210,645,144

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.94	$ 15.40	$ 12.03	$ 10.94	$ 11.15	$ 8.91
Income from Investment Operations
Net investment income (loss) E	.04	.06	.09	.22	.05	.04
Net realized and unrealized gain (loss)	.87	.69	4.44	1.83	(.20)	2.24
Total from investment operations	.91	.75	4.53	2.05	(.15)	2.28
Distributions from net investment income	-	(.07)	(.07)	(.25)	(.06)	(.04)
Distributions from net realized gain	(.03)	(1.14)	(1.09)	(.71)	-	-
Total distributions	(.03)	(1.21)	(1.16)	(.96)	(.06)	(.04)
Net asset value, end of period	$ 15.82	$ 14.94	$ 15.40	$ 12.03	$ 10.94	$ 11.15
Total ReturnB, C, D	6.08%	5.28%	38.35%	19.00%	(1.36)%	25.54%
Ratios to Average Net Assets F, H
Expenses before reductions	.84%A	.85%	.86%	.91%	.91%	.95%
Expenses net of fee waivers, if any	.84%A	.85%	.86%	.91%	.91%	.94%
Expenses net of all reductions	.84%A	.85%	.86%	.91%	.91%	.94%
Net investment income (loss)	.56%A	.41%	.66%	1.80%	.47%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,927	$ 33,658	$ 45,699	$ 20,183	$ 19,809	$ 19,742
Portfolio turnover rateG	95%A	100%	108%	99%	90%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.98	$ 15.44	$ 12.06	$ 10.96	$ 11.16	$ 8.92
Income from Investment Operations
Net investment income (loss) E	.03	.05	.08	.21	.04	.03
Net realized and unrealized gain (loss)	.87	.68	4.44	1.84	(.20)	2.23
Total from investment operations	.90	.73	4.52	2.05	(.16)	2.26
Distributions from net investment income	-	(.05)	(.05)	(.24)	(.04)	(.02)
Distributions from net realized gain	(.03)	(1.14)	(1.09)	(.71)	-	-
Total distributions	(.03)	(1.19)	(1.14)	(.95)	(.04)	(.02)
Net asset value, end of period	$ 15.85	$ 14.98	$ 15.44	$ 12.06	$ 10.96	$ 11.16
Total ReturnB, C, D	6.00%	5.19%	38.19%	18.97%	(1.41)%	25.35%
Ratios to Average Net Assets F, H
Expenses before reductions	.94%A	.95%	.95%	.99%	1.01%	1.04%
Expenses net of fee waivers, if any	.94%A	.95%	.95%	.99%	1.01%	1.04%
Expenses net of all reductions	.94%A	.95%	.95%	.99%	1.01%	1.04%
Net investment income (loss)	.46%A	.32%	.57%	1.72%	.38%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 339	$ 320	$ 329	$ 279	$ 235	$ 327
Portfolio turnover rateG	95A	100%	108%	99%	90%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.99	$ 15.45	$ 12.07	$ 10.96	$ 11.15	$ 8.92
Income from Investment Operations
Net investment income (loss) E	.02	.02	.05	.18	.02	.01
Net realized and unrealized gain (loss)	.87	.68	4.45	1.83	(.20)	2.23
Total from investment operations	.89	.70	4.50	2.01	(.18)	2.24
Distributions from net investment income	-	(.02)	(.03)	(.19)	(.01)	(.01)
Distributions from net realized gain	(.03)	(1.14)	(1.09)	(.71)	-	-
Total distributions	(.03)	(1.16)	(1.12)	(.90)	(.01)	(.01)
Net asset value, end of period	$ 15.85	$ 14.99	$ 15.45	$ 12.07	$ 10.96	$ 11.15
Total ReturnB, C, D	5.93%	4.93%	37.96%	18.58%	(1.58)%	25.07%
Ratios to Average Net Assets F, H
Expenses before reductions	1.11%A	1.14%	1.15%	1.23%	1.26%	1.28%
Expenses net of fee waivers, if any	1.11%A	1.14%	1.15%	1.23%	1.25%	1.25%
Expenses net of all reductions	1.11%A	1.14%	1.15%	1.23%	1.25%	1.25%
Net investment income (loss)	.29%A	.12%	.37%	1.48%	.14%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,279	$ 3,097	$ 4,115	$ 1,624	$ 1,656	$ 2,513
Portfolio turnover rateG	95%A	100%	108%	99%	90%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.89	$ 15.36	$ 12.01	$ 10.92	$ 11.12	$ 8.89
Income from Investment Operations
Net investment income (loss) E	.04	.05	.08	.21	.04	.03
Net realized and unrealized gain (loss)	.86	.68	4.42	1.83	(.19)	2.23
Total from investment operations	.90	.73	4.50	2.04	(.15)	2.26
Distributions from net investment income	-	(.05)	(.06)	(.24)	(.05)	(.03)
Distributions from net realized gain	(.03)	(1.14)	(1.09)	(.71)	-	-
Total distributions	(.03)	(1.20) I	(1.15)	(.95)	(.05)	(.03)
Net asset value, end of period	$ 15.76	$ 14.89	$ 15.36	$ 12.01	$ 10.92	$ 11.12
Total ReturnB, C, D	6.03%	5.15%	38.18%	18.96%	(1.35)%	25.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.92%A	.93%	.94%	.98%	.99%	1.02%
Expenses net of fee waivers, if any	.92%A	.93%	.93%	.98%	.98%	1.01%
Expenses net of all reductions	.92%A	.93%	.93%	.98%	.98%	1.01%
Net investment income (loss)	.48%A	.34%	.58%	1.73%	.40%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,429	$ 173,570	$ 184,956	$ 65,042	$ 54,198	$ 49,830
Portfolio turnover rateG	95%A	100%	108%	99%	90%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.20 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $1.141 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 43,412,508
Gross unrealized depreciation	(9,469,511)
Net unrealized appreciation (depreciation) on securities	$ 33,942,997

Tax cost	$ 229,603,352

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments- continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $201,198 and a change in net unrealized appreciation (depreciation) of $(198,607) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $127,604,950 and $104,972,394, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 167
Service Class 2	4,029
$ 4,196

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07%(.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 11,690
Service Class	115
Service Class 2	1,343
Investor Class	140,589
$ 153,737

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $165 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $78,846.

9. Expense Reductions.

The investment adviser reimbursed and/or waived a portion of the Fund's operating expenses, including certain Investor Class expenses, during the period in the amount of $3,745.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Initial Class	$ -	$ 138,865
Service Class	-	1,130
Service Class 2	-	3,132
Investor Class	-	590,899
Total	$ -	$ 734,026
From net realized gain
Initial Class	$ 58,830	$ 2,630,986
Service Class	577	24,318
Service Class 2	5,441	239,244
Investor Class	315,716	12,775,208
Total	$ 380,564	$ 15,669,756

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Initial Class
Shares sold	222,369	345,327	$ 3,509,101	$ 5,224,865
Reinvestment of distributions	3,896	193,300	58,830	2,769,851
Shares redeemed	(334,258)	(1,253,092)	(5,166,488)	(18,660,460)
Net increase (decrease)	(107,993)	(714,465)	$ (1,598,557)	$ (10,665,744)
Service Class
Reinvestment of distributions	38	1,771	$ 577	$ 25,448
Shares redeemed	(38)	(1,695)	(577)	(25,448)
Net increase (decrease)	-	76	$ -	$ -
Service Class 2
Shares sold	68,191	63,989	$ 1,084,959	$ 972,445
Reinvestment of distributions	359	16,850	5,441	242,376
Shares redeemed	(68,281)	(140,691)	(1,079,501)	(2,074,222)
Net increase (decrease)	269	(59,852)	$ 10,899	$ (859,401)
Investor Class
Shares sold	1,885,687	1,936,337	$ 29,663,750	$ 29,244,341
Reinvestment of distributions	20,978	935,591	315,716	13,366,107
Shares redeemed	(591,527)	(3,261,463)	(9,083,157)	(48,373,562)
Net increase (decrease)	1,315,138	(389,535)	$ 20,896,309	$ (5,763,114)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Geode Capital Management, LLC

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

VDSC-SANN-0815
1.821007.109

Fidelity® Variable Insurance Products:

Index 500 Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.10%
Actual		$ 1,000.00	$ 1,012.00	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class	.20%
Actual		$ 1,000.00	$ 1,011.60	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,010.80	$ 1.74
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.9	3.5
Microsoft Corp.	1.9	2.1
Exxon Mobil Corp.	1.9	2.1
Johnson & Johnson	1.5	1.6
General Electric Co.	1.5	1.4
Wells Fargo & Co.	1.4	1.4
JPMorgan Chase & Co.	1.4	1.3
Berkshire Hathaway, Inc. Class B	1.4	1.5
Procter & Gamble Co.	1.1	1.3
Pfizer, Inc.	1.1	1.1
	17.1
Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.5	19.4
Financials	16.4	16.4
Health Care	15.3	14.0
Consumer Discretionary	12.7	12.0
Industrials	10.0	10.3
Consumer Staples	9.3	9.7
Energy	7.8	8.3
Materials	3.2	3.1
Utilities	2.8	3.2
Telecommunication Services	2.2	2.2
Asset Allocation
To match the S&P 500® Index, the VIP Index 500 Portfolio seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.4%
BorgWarner, Inc.	56,984	$ 3,238,971
Delphi Automotive PLC	73,045	6,215,399
Johnson Controls, Inc.	165,403	8,192,411
The Goodyear Tire & Rubber Co.	67,836	2,045,255
		19,692,036
Automobiles - 0.6%
Ford Motor Co.	1,004,305	15,074,618
General Motors Co.	341,095	11,368,696
Harley-Davidson, Inc.	52,800	2,975,280
		29,418,594
Distributors - 0.1%
Genuine Parts Co.	38,426	3,440,280
Diversified Consumer Services - 0.1%
H&R Block, Inc.	69,267	2,053,767
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	113,897	5,625,373
Chipotle Mexican Grill, Inc. (a)	7,848	4,747,962
Darden Restaurants, Inc.	31,752	2,256,932
Marriott International, Inc. Class A	52,191	3,882,488
McDonald's Corp.	242,120	23,018,348
Royal Caribbean Cruises Ltd.	41,766	3,286,567
Starbucks Corp.	378,937	20,316,707
Starwood Hotels & Resorts Worldwide, Inc.	43,205	3,503,493
Wyndham Worldwide Corp.	30,337	2,484,904
Wynn Resorts Ltd. (d)	20,625	2,035,069
Yum! Brands, Inc.	109,263	9,842,411
		81,000,254
Household Durables - 0.5%
D.R. Horton, Inc.	84,615	2,315,066
Garmin Ltd. (d)	30,411	1,335,955
Harman International Industries, Inc.	17,974	2,137,828
Leggett & Platt, Inc.	34,814	1,694,746
Lennar Corp. Class A	44,928	2,293,125
Mohawk Industries, Inc. (a)	15,747	3,006,102
Newell Rubbermaid, Inc.	67,613	2,779,570
PulteGroup, Inc.	83,382	1,680,147
Whirlpool Corp.	19,860	3,436,773
		20,679,312
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	96,452	41,868,849
Expedia, Inc.	25,186	2,754,089
Netflix, Inc. (a)	15,313	10,059,722
Priceline Group, Inc. (a)	13,094	15,076,039
TripAdvisor, Inc. (a)	28,333	2,468,938
		72,227,637

	Shares	Value
Leisure Products - 0.1%
Hasbro, Inc.	28,155	$ 2,105,712
Mattel, Inc.	85,124	2,186,836
		4,292,548
Media - 3.6%
Cablevision Systems Corp. - NY Group Class A (d)	55,209	1,321,703
CBS Corp. Class B	114,403	6,349,367
Comcast Corp. Class A	634,870	38,181,082
DIRECTV (a)	127,000	11,784,330
Discovery Communications, Inc.:
Class A (a)(d)	35,156	1,169,289
Class C (non-vtg.) (a)	68,784	2,137,807
Gannett Co., Inc. (a)	535	7,485
Interpublic Group of Companies, Inc.	103,769	1,999,629
News Corp. Class A (a)	127,405	1,858,839
Omnicom Group, Inc.	61,736	4,290,035
Scripps Networks Interactive, Inc. Class A (d)	24,056	1,572,541
Tegna, Inc. (a)	57,088	1,830,812
The Walt Disney Co.	394,270	45,001,978
Time Warner Cable, Inc.	71,403	12,721,873
Time Warner, Inc.	208,264	18,204,356
Twenty-First Century Fox, Inc. Class A	446,975	14,546,801
Viacom, Inc. Class B (non-vtg.)	90,277	5,835,505
		168,813,432
Multiline Retail - 0.8%
Dollar General Corp.	75,053	5,834,620
Dollar Tree, Inc. (a)	52,093	4,114,826
Family Dollar Stores, Inc.	24,193	1,906,650
Kohl's Corp.	49,989	3,129,811
Macy's, Inc.	84,991	5,734,343
Nordstrom, Inc.	35,733	2,662,109
Target Corp.	161,252	13,163,001
		36,545,360
Specialty Retail - 2.3%
AutoNation, Inc. (a)	18,866	1,188,181
AutoZone, Inc. (a)	8,027	5,353,206
Bed Bath & Beyond, Inc. (a)	43,224	2,981,592
Best Buy Co., Inc.	73,999	2,413,107
CarMax, Inc. (a)	52,848	3,499,066
GameStop Corp. Class A (d)	26,723	1,148,020
Gap, Inc.	66,739	2,547,428
Home Depot, Inc.	328,096	36,461,308
L Brands, Inc.	61,867	5,303,858
Lowe's Companies, Inc.	235,583	15,776,994
O'Reilly Automotive, Inc. (a)	25,469	5,755,485
Ross Stores, Inc.	104,676	5,088,300
Staples, Inc.	161,181	2,467,681
Tiffany & Co., Inc.	28,320	2,599,776
TJX Companies, Inc.	171,796	11,367,741
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tractor Supply Co.	34,543	$ 3,106,797
Urban Outfitters, Inc. (a)	24,458	856,030
		107,914,570
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	70,113	2,426,611
Fossil Group, Inc. (a)(d)	10,802	749,227
Hanesbrands, Inc.	101,610	3,385,645
Michael Kors Holdings Ltd. (a)	49,974	2,103,406
NIKE, Inc. Class B	175,853	18,995,641
PVH Corp.	20,972	2,415,974
Ralph Lauren Corp.	15,341	2,030,535
Under Armour, Inc. Class A (sub. vtg.) (a)	42,464	3,543,196
VF Corp.	85,791	5,983,064
		41,633,299
TOTAL CONSUMER DISCRETIONARY		587,711,089
CONSUMER STAPLES - 9.3%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	39,460	3,953,103
Coca-Cola Enterprises, Inc.	54,043	2,347,628
Constellation Brands, Inc. Class A (sub. vtg.)	42,796	4,965,192
Dr. Pepper Snapple Group, Inc.	48,556	3,539,732
Molson Coors Brewing Co. Class B	40,229	2,808,386
Monster Beverage Corp. (a)	37,135	4,976,833
PepsiCo, Inc.	372,760	34,793,418
The Coca-Cola Co.	990,767	38,867,789
		96,252,081
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	110,997	14,991,255
CVS Health Corp.	284,925	29,882,934
Kroger Co.	123,980	8,989,790
Sysco Corp.	149,964	5,413,700
Wal-Mart Stores, Inc.	398,576	28,270,996
Walgreens Boots Alliance, Inc.	220,400	18,610,576
Whole Foods Market, Inc.	90,778	3,580,284
		109,739,535
Food Products - 1.6%
Archer Daniels Midland Co.	156,729	7,557,472
Campbell Soup Co.	44,724	2,131,099
ConAgra Foods, Inc.	107,887	4,716,820
General Mills, Inc.	150,610	8,391,989
Hormel Foods Corp.	33,891	1,910,436
Kellogg Co.	63,306	3,969,286
Keurig Green Mountain, Inc.	29,180	2,236,063
Kraft Foods Group, Inc.	149,605	12,737,370
McCormick & Co., Inc. (non-vtg.)	32,278	2,612,904
Mead Johnson Nutrition Co. Class A	51,183	4,617,730
Mondelez International, Inc.	410,905	16,904,632

	Shares	Value
The Hershey Co.	36,959	$ 3,283,068
The J.M. Smucker Co.	24,560	2,662,550
Tyson Foods, Inc. Class A	73,536	3,134,840
		76,866,259
Household Products - 1.7%
Clorox Co.	33,246	3,458,249
Colgate-Palmolive Co.	214,939	14,059,160
Kimberly-Clark Corp.	91,968	9,745,849
Procter & Gamble Co.	685,102	53,602,380
		80,865,638
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	56,418	4,889,184
Tobacco - 1.4%
Altria Group, Inc.	496,640	24,290,662
Philip Morris International, Inc.	391,305	31,370,922
Reynolds American, Inc.	105,002	7,839,449
		63,501,033
TOTAL CONSUMER STAPLES		432,113,730
ENERGY - 7.8%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	109,970	6,785,149
Cameron International Corp. (a)	48,277	2,528,266
Diamond Offshore Drilling, Inc. (d)	16,911	436,473
Ensco PLC Class A	58,965	1,313,151
FMC Technologies, Inc. (a)	58,242	2,416,461
Halliburton Co.	215,174	9,267,544
Helmerich & Payne, Inc. (d)	27,088	1,907,537
National Oilwell Varco, Inc.	98,118	4,737,137
Noble Corp. (d)	60,888	937,066
Schlumberger Ltd.	320,636	27,635,617
Transocean Ltd. (United States) (d)	85,706	1,381,581
		59,345,982
Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.	128,323	10,016,893
Apache Corp.	95,324	5,493,522
Cabot Oil & Gas Corp.	104,721	3,302,900
Chesapeake Energy Corp. (d)	130,200	1,454,334
Chevron Corp.	474,989	45,822,189
Cimarex Energy Co.	23,555	2,598,352
ConocoPhillips Co.	311,471	19,127,434
CONSOL Energy, Inc. (d)	57,942	1,259,659
Devon Energy Corp.	97,678	5,810,864
EOG Resources, Inc.	138,683	12,141,697
EQT Corp.	38,529	3,133,949
Exxon Mobil Corp.	1,056,060	87,864,192
Hess Corp.	61,745	4,129,506
Kinder Morgan, Inc.	438,052	16,816,816
Marathon Oil Corp.	170,793	4,532,846
Marathon Petroleum Corp.	137,426	7,188,754
Murphy Oil Corp.	41,990	1,745,524
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Newfield Exploration Co. (a)	41,156	$ 1,486,555
Noble Energy, Inc.	97,892	4,178,031
Occidental Petroleum Corp.	193,904	15,079,914
ONEOK, Inc.	52,446	2,070,568
Phillips 66 Co.	137,081	11,043,245
Pioneer Natural Resources Co.	37,726	5,232,219
Range Resources Corp.	42,222	2,084,922
Southwestern Energy Co. (a)(d)	97,838	2,223,858
Spectra Energy Corp.	169,641	5,530,297
Tesoro Corp.	31,808	2,684,913
The Williams Companies, Inc.	170,291	9,773,000
Valero Energy Corp.	128,475	8,042,535
		301,869,488
TOTAL ENERGY		361,215,470
FINANCIALS - 16.4%
Banks - 6.2%
Bank of America Corp.	2,652,916	45,152,630
BB&T Corp.	184,852	7,451,384
Citigroup, Inc.	766,458	42,339,140
Comerica, Inc.	44,884	2,303,447
Fifth Third Bancorp	205,023	4,268,579
Huntington Bancshares, Inc.	203,841	2,305,442
JPMorgan Chase & Co.	937,419	63,519,511
KeyCorp	213,595	3,208,197
M&T Bank Corp.	33,664	4,205,644
Peoples United Financial, Inc.	77,567	1,257,361
PNC Financial Services Group, Inc.	130,770	12,508,151
Regions Financial Corp.	337,936	3,501,017
SunTrust Banks, Inc.	130,620	5,619,272
U.S. Bancorp	447,658	19,428,357
Wells Fargo & Co.	1,183,600	66,565,664
Zions Bancorporation	51,069	1,620,675
		285,254,471
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	13,850	3,027,610
Ameriprise Financial, Inc.	45,733	5,713,424
Bank of New York Mellon Corp.	283,243	11,887,709
BlackRock, Inc. Class A	32,072	11,096,271
Charles Schwab Corp.	291,941	9,531,874
E*TRADE Financial Corp. (a)	73,506	2,201,505
Franklin Resources, Inc.	98,581	4,833,426
Goldman Sachs Group, Inc.	101,474	21,186,756
Invesco Ltd.	108,871	4,081,574
Legg Mason, Inc.	24,480	1,261,454
Morgan Stanley	387,972	15,049,434
Northern Trust Corp.	55,554	4,247,659

	Shares	Value
State Street Corp.	104,064	$ 8,012,928
T. Rowe Price Group, Inc.	66,387	5,160,262
		107,291,886
Consumer Finance - 0.8%
American Express Co.	220,562	17,142,079
Capital One Financial Corp.	138,041	12,143,467
Discover Financial Services	111,829	6,443,587
Navient Corp.	98,371	1,791,336
		37,520,469
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	460,656	62,699,888
CME Group, Inc.	80,139	7,457,735
IntercontinentalExchange Group, Inc.	28,186	6,302,671
Leucadia National Corp.	79,350	1,926,618
McGraw Hill Financial, Inc.	69,139	6,945,013
Moody's Corp.	44,973	4,855,285
The NASDAQ OMX Group, Inc.	29,742	1,451,707
		91,638,917
Insurance - 2.7%
ACE Ltd.	82,375	8,375,890
AFLAC, Inc.	109,592	6,816,622
Allstate Corp.	103,299	6,701,006
American International Group, Inc.	336,794	20,820,605
Aon PLC	71,155	7,092,730
Assurant, Inc.	17,326	1,160,842
Cincinnati Financial Corp.	37,182	1,865,793
Genworth Financial, Inc. Class A (a)	124,998	946,235
Hartford Financial Services Group, Inc.	105,930	4,403,510
Lincoln National Corp.	63,938	3,786,408
Loews Corp.	75,117	2,892,756
Marsh & McLennan Companies, Inc.	136,002	7,711,313
MetLife, Inc.	281,867	15,781,733
Principal Financial Group, Inc.	69,307	3,554,756
Progressive Corp.	134,862	3,753,209
Prudential Financial, Inc.	114,527	10,023,403
The Chubb Corp.	58,092	5,526,873
The Travelers Companies, Inc.	80,505	7,781,613
Torchmark Corp.	31,983	1,862,050
Unum Group	63,236	2,260,687
XL Group PLC Class A	77,457	2,881,400
		125,999,434
Real Estate Investment Trusts - 2.3%
American Tower Corp.	106,865	9,969,436
Apartment Investment & Management Co. Class A	39,328	1,452,383
AvalonBay Communities, Inc.	33,383	5,336,940
Boston Properties, Inc.	38,762	4,691,752
Crown Castle International Corp.	85,221	6,843,246
Equity Residential (SBI)	91,921	6,450,097
Essex Property Trust, Inc.	16,512	3,508,800
General Growth Properties, Inc.	159,019	4,080,428
HCP, Inc.	116,660	4,254,590
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.	88,687	$ 5,820,528
Host Hotels & Resorts, Inc.	191,852	3,804,425
Iron Mountain, Inc.	47,050	1,458,550
Kimco Realty Corp.	103,827	2,340,261
Plum Creek Timber Co., Inc.	44,305	1,797,454
Prologis, Inc.	132,405	4,912,226
Public Storage	36,679	6,762,507
Realty Income Corp.	58,766	2,608,623
Simon Property Group, Inc.	78,612	13,601,448
SL Green Realty Corp.	25,193	2,768,459
The Macerich Co.	35,727	2,665,234
Ventas, Inc.	83,634	5,192,835
Vornado Realty Trust	44,249	4,200,558
Weyerhaeuser Co.	130,752	4,118,688
		108,639,468
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	70,398	2,604,726
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	121,130	1,196,764
TOTAL FINANCIALS		760,146,135
HEALTH CARE - 15.3%
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (a)	56,557	10,223,809
Amgen, Inc.	192,047	29,483,055
Biogen, Inc. (a)	59,416	24,000,499
Celgene Corp. (a)	200,335	23,185,771
Gilead Sciences, Inc.	371,199	43,459,979
Regeneron Pharmaceuticals, Inc. (a)	19,042	9,713,895
Vertex Pharmaceuticals, Inc. (a)	61,577	7,603,528
		147,670,536
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	376,055	18,456,779
Baxter International, Inc.	137,499	9,615,305
Becton, Dickinson & Co.	52,898	7,493,002
Boston Scientific Corp. (a)	338,666	5,994,388
C.R. Bard, Inc.	18,688	3,190,042
DENTSPLY International, Inc.	35,317	1,820,591
Edwards Lifesciences Corp. (a)	27,137	3,865,123
Intuitive Surgical, Inc. (a)	9,314	4,512,633
Medtronic PLC	359,960	26,673,036
St. Jude Medical, Inc.	70,782	5,172,041
Stryker Corp.	75,554	7,220,696
Varian Medical Systems, Inc. (a)	25,183	2,123,682
Zimmer Biomet Holdings, Inc.	43,060	4,703,444
		100,840,762
Health Care Providers & Services - 2.9%
Aetna, Inc.	88,182	11,239,678

	Shares	Value
AmerisourceBergen Corp.	52,725	$ 5,606,777
Anthem, Inc.	66,805	10,965,373
Cardinal Health, Inc.	83,510	6,985,612
Cigna Corp.	65,035	10,535,670
DaVita HealthCare Partners, Inc. (a)	43,443	3,452,415
Express Scripts Holding Co. (a)	184,191	16,381,948
HCA Holdings, Inc. (a)	73,240	6,644,333
Henry Schein, Inc. (a)	21,088	2,997,027
Humana, Inc.	37,831	7,236,314
Laboratory Corp. of America Holdings (a)	25,449	3,084,928
McKesson Corp.	58,470	13,144,641
Patterson Companies, Inc.	21,563	1,049,040
Quest Diagnostics, Inc.	36,313	2,633,419
Tenet Healthcare Corp. (a)	25,268	1,462,512
UnitedHealth Group, Inc.	240,405	29,329,410
Universal Health Services, Inc. Class B	23,098	3,282,226
		136,031,323
Health Care Technology - 0.1%
Cerner Corp. (a)	77,342	5,341,239
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	83,873	3,235,820
PerkinElmer, Inc.	28,445	1,497,345
Thermo Fisher Scientific, Inc.	100,566	13,049,444
Waters Corp. (a)	20,893	2,682,243
		20,464,852
Pharmaceuticals - 6.5%
AbbVie, Inc.	434,332	29,182,767
Allergan PLC (a)	99,125	30,080,473
Bristol-Myers Squibb Co.	421,042	28,016,135
Eli Lilly & Co.	246,663	20,593,894
Endo Health Solutions, Inc. (a)	51,231	4,080,549
Hospira, Inc. (a)	43,632	3,870,595
Johnson & Johnson	700,415	68,262,446
Mallinckrodt PLC (a)	29,551	3,478,744
Merck & Co., Inc.	713,619	40,626,330
Mylan N.V. (d)	103,977	7,055,879
Perrigo Co. PLC	36,947	6,828,914
Pfizer, Inc.	1,555,238	52,147,130
Zoetis, Inc. Class A	126,517	6,100,650
		300,324,506
TOTAL HEALTH CARE		710,673,218
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.6%
General Dynamics Corp.	78,870	11,175,090
Honeywell International, Inc.	197,413	20,130,204
L-3 Communications Holdings, Inc.	20,767	2,354,562
Lockheed Martin Corp.	67,633	12,572,975
Northrop Grumman Corp.	48,923	7,760,655
Precision Castparts Corp.	34,920	6,979,460
Raytheon Co.	77,074	7,374,440
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Rockwell Collins, Inc.	33,453	$ 3,089,385
Textron, Inc.	70,208	3,133,383
The Boeing Co.	162,432	22,532,567
United Technologies Corp.	209,092	23,194,576
		120,297,297
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	36,822	2,297,325
Expeditors International of Washington, Inc.	48,253	2,224,705
FedEx Corp.	66,575	11,344,380
United Parcel Service, Inc. Class B	175,277	16,986,094
		32,852,504
Airlines - 0.4%
American Airlines Group, Inc.	174,997	6,988,505
Delta Air Lines, Inc.	207,421	8,520,855
Southwest Airlines Co.	168,773	5,584,699
		21,094,059
Building Products - 0.1%
Allegion PLC	24,160	1,452,982
Masco Corp.	87,958	2,345,840
		3,798,822
Commercial Services & Supplies - 0.4%
ADT Corp. (d)	43,071	1,445,893
Cintas Corp.	23,998	2,029,991
Pitney Bowes, Inc.	50,738	1,055,858
Republic Services, Inc.	63,079	2,470,804
Stericycle, Inc. (a)	21,558	2,886,832
Tyco International Ltd.	106,433	4,095,542
Waste Management, Inc.	107,449	4,980,261
		18,965,181
Construction & Engineering - 0.1%
Fluor Corp.	37,191	1,971,495
Jacobs Engineering Group, Inc. (a)	31,701	1,287,695
Quanta Services, Inc. (a)	53,216	1,533,685
		4,792,875
Electrical Equipment - 0.5%
AMETEK, Inc.	61,122	3,348,263
Eaton Corp. PLC	118,000	7,963,820
Emerson Electric Co.	168,816	9,357,471
Rockwell Automation, Inc.	34,097	4,249,850
		24,919,404
Industrial Conglomerates - 2.4%
3M Co.	160,201	24,719,014
Danaher Corp.	155,541	13,312,754
General Electric Co.	2,545,052	67,622,032
Roper Industries, Inc.	25,400	4,380,484
		110,034,284

	Shares	Value
Machinery - 1.5%
Caterpillar, Inc.	152,536	$ 12,938,104
Cummins, Inc.	42,381	5,559,963
Deere & Co.	84,325	8,183,741
Dover Corp.	40,553	2,846,010
Flowserve Corp.	33,901	1,785,227
Illinois Tool Works, Inc.	85,445	7,842,997
Ingersoll-Rand PLC	66,869	4,508,308
Joy Global, Inc.	24,506	887,117
PACCAR, Inc.	89,635	5,719,609
Pall Corp.	27,039	3,365,004
Parker Hannifin Corp.	35,052	4,077,599
Pentair PLC	45,438	3,123,863
Snap-On, Inc.	14,784	2,354,352
Stanley Black & Decker, Inc.	38,813	4,084,680
Xylem, Inc.	45,877	1,700,660
		68,977,234
Professional Services - 0.2%
Dun & Bradstreet Corp.	9,052	1,104,344
Equifax, Inc.	30,068	2,919,302
Nielsen Holdings B.V.	93,423	4,182,548
Robert Half International, Inc.	34,010	1,887,555
		10,093,749
Road & Rail - 0.9%
CSX Corp.	249,270	8,138,666
J.B. Hunt Transport Services, Inc.	23,244	1,908,100
Kansas City Southern	28,046	2,557,795
Norfolk Southern Corp.	76,988	6,725,672
Ryder System, Inc.	13,603	1,188,494
Union Pacific Corp.	221,130	21,089,168
		41,607,895
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	68,412	2,885,618
United Rentals, Inc. (a)	24,561	2,152,035
W.W. Grainger, Inc. (d)	15,000	3,549,750
		8,587,403
TOTAL INDUSTRIALS		466,020,707
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 1.5%
Cisco Systems, Inc.	1,284,564	35,274,127
F5 Networks, Inc. (a)	18,154	2,184,834
Harris Corp.	31,011	2,385,056
Juniper Networks, Inc.	88,827	2,306,837
Motorola Solutions, Inc.	46,933	2,691,138
QUALCOMM, Inc.	411,625	25,780,074
		70,622,066
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	78,058	4,525,022
Corning, Inc.	318,019	6,274,515
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
FLIR Systems, Inc.	35,181	$ 1,084,278
TE Connectivity Ltd.	102,713	6,604,446
		18,488,261
Internet Software & Services - 3.4%
Akamai Technologies, Inc. (a)	45,003	3,142,109
eBay, Inc. (a)	279,220	16,820,213
Equinix, Inc. (d)	14,380	3,652,520
Facebook, Inc. Class A (a)	531,986	45,625,779
Google, Inc.:
Class A (a)	72,300	39,044,892
Class C	72,488	37,730,729
VeriSign, Inc. (a)(d)	26,472	1,633,852
Yahoo!, Inc. (a)	220,472	8,662,345
		156,312,439
IT Services - 3.3%
Accenture PLC Class A	158,065	15,297,531
Alliance Data Systems Corp. (a)	15,673	4,575,576
Automatic Data Processing, Inc.	118,592	9,514,636
Cognizant Technology Solutions Corp. Class A (a)	154,211	9,420,750
Computer Sciences Corp.	34,802	2,284,403
Fidelity National Information Services, Inc.	71,734	4,433,161
Fiserv, Inc. (a)	59,760	4,949,921
IBM Corp.	231,317	37,626,023
MasterCard, Inc. Class A	244,786	22,882,595
Paychex, Inc.	82,767	3,880,117
Teradata Corp. (a)(d)	35,876	1,327,412
The Western Union Co.	130,032	2,643,551
Total System Services, Inc.	41,445	1,731,158
Visa, Inc. Class A	488,167	32,780,414
Xerox Corp.	263,052	2,798,873
		156,146,121
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	76,206	3,901,747
Analog Devices, Inc.	79,197	5,083,259
Applied Materials, Inc.	311,114	5,979,611
Avago Technologies Ltd.	64,807	8,614,795
Broadcom Corp. Class A	137,170	7,062,883
First Solar, Inc. (a)(d)	18,931	889,378
Intel Corp.	1,198,263	36,445,169
KLA-Tencor Corp.	40,420	2,272,008
Lam Research Corp.	40,088	3,261,159
Linear Technology Corp.	60,727	2,685,955
Microchip Technology, Inc. (d)	51,209	2,428,587
Micron Technology, Inc. (a)	272,145	5,127,212
NVIDIA Corp.	128,789	2,589,947
Qorvo, Inc. (a)	37,742	3,029,550
Skyworks Solutions, Inc.	48,249	5,022,721

	Shares	Value
Texas Instruments, Inc.	262,764	$ 13,534,974
Xilinx, Inc.	65,252	2,881,528
		110,810,483
Software - 3.7%
Adobe Systems, Inc. (a)	120,068	9,726,709
Autodesk, Inc. (a)	57,547	2,881,666
CA Technologies, Inc.	80,226	2,349,820
Citrix Systems, Inc. (a)	40,575	2,846,742
Electronic Arts, Inc. (a)	78,632	5,229,028
Intuit, Inc.	69,637	7,017,320
Microsoft Corp.	2,043,326	90,212,843
Oracle Corp.	805,233	32,450,890
Red Hat, Inc. (a)	46,157	3,504,701
Salesforce.com, Inc. (a)	154,000	10,723,020
Symantec Corp.	171,717	3,992,420
		170,935,159
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	1,455,151	182,512,308
EMC Corp.	490,605	12,947,066
Hewlett-Packard Co.	456,328	13,694,403
NetApp, Inc.	78,455	2,476,040
SanDisk Corp.	52,530	3,058,297
Seagate Technology LLC (d)	80,200	3,809,500
Western Digital Corp.	54,922	4,306,983
		222,804,597
TOTAL INFORMATION TECHNOLOGY		906,119,126
MATERIALS - 3.2%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	48,811	6,678,809
Airgas, Inc.	17,249	1,824,599
CF Industries Holdings, Inc.	59,438	3,820,675
E.I. du Pont de Nemours & Co.	228,640	14,621,528
Eastman Chemical Co.	37,720	3,086,250
Ecolab, Inc.	67,772	7,662,980
FMC Corp.	33,550	1,763,053
International Flavors & Fragrances, Inc.	20,323	2,221,101
LyondellBasell Industries NV Class A	99,230	10,272,290
Monsanto Co.	120,254	12,817,874
PPG Industries, Inc.	68,686	7,879,658
Praxair, Inc.	72,875	8,712,206
Sherwin-Williams Co.	19,982	5,495,450
Sigma Aldrich Corp.	30,234	4,213,108
The Dow Chemical Co.	273,842	14,012,495
The Mosaic Co.	78,254	3,666,200
		108,748,276
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	15,731	2,226,094
Vulcan Materials Co.	33,527	2,813,921
		5,040,015
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.3%
Avery Dennison Corp.	22,774	$ 1,387,848
Ball Corp.	34,911	2,449,007
MeadWestvaco Corp.	84,432	3,984,346
Owens-Illinois, Inc. (a)	40,281	924,046
Sealed Air Corp.	52,884	2,717,180
		11,462,427
Metals & Mining - 0.3%
Alcoa, Inc.	307,583	3,429,550
Allegheny Technologies, Inc.	27,339	825,638
Freeport-McMoRan, Inc.	262,928	4,895,719
Newmont Mining Corp.	133,841	3,126,526
Nucor Corp.	80,813	3,561,429
		15,838,862
Paper & Forest Products - 0.1%
International Paper Co.	106,901	5,087,419
TOTAL MATERIALS		146,176,999
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	1,311,726	46,592,508
CenturyLink, Inc.	142,549	4,188,090
Frontier Communications Corp.	290,025	1,435,624
Level 3 Communications, Inc. (a)	74,354	3,916,225
Verizon Communications, Inc.	1,030,142	48,014,919
		104,147,366
UTILITIES - 2.8%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	123,848	6,560,229
Duke Energy Corp.	174,669	12,335,125
Edison International	82,417	4,580,737
Entergy Corp.	45,416	3,201,828
Eversource Energy	80,324	3,647,513
Exelon Corp.	217,611	6,837,338
FirstEnergy Corp.	106,728	3,473,996
NextEra Energy, Inc.	112,182	10,997,201
Pepco Holdings, Inc.	63,623	1,714,004
Pinnacle West Capital Corp.	27,826	1,583,021
PPL Corp.	168,918	4,978,013
Southern Co.	229,546	9,617,977
Xcel Energy, Inc.	128,173	4,124,607
		73,651,589
Gas Utilities - 0.0%
AGL Resources, Inc.	30,113	1,402,061
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	83,968	1,921,188
The AES Corp.	171,786	2,277,882
		4,199,070

	Shares	Value
Multi-Utilities - 1.1%
Ameren Corp.	61,059	$ 2,300,703
CenterPoint Energy, Inc.	108,163	2,058,342
CMS Energy Corp.	70,085	2,231,506
Consolidated Edison, Inc.	74,129	4,290,587
Dominion Resources, Inc.	149,846	10,020,202
DTE Energy Co.	45,352	3,385,073
NiSource, Inc.	80,161	3,654,540
PG&E Corp.	121,284	5,955,044
Public Service Enterprise Group, Inc.	127,987	5,027,329
SCANA Corp.	35,966	1,821,678
Sempra Energy	58,766	5,814,308
TECO Energy, Inc.	59,270	1,046,708
WEC Energy Group, Inc.	79,325	3,567,245
		51,173,265
TOTAL UTILITIES		130,425,985
TOTAL COMMON STOCKS (Cost $2,364,626,923)		4,604,749,825
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.18% 3/31/16 (e) (Cost $1,997,245)	$ 2,000,000	1,997,336
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	29,194,178	29,194,178
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	37,420,622	37,420,622
TOTAL MONEY MARKET FUNDS (Cost $66,614,800)		66,614,800
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,433,238,968)		4,673,361,961
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(28,892,590)
NET ASSETS - 100%		$ 4,644,469,371
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
141 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	$ 14,483,520	$ (241,991)
38 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	19,516,800	(188,446)
TOTAL EQUITY INDEX CONTRACTS		$ 34,000,320	$ (430,437)

The face value of futures purchased as a percentage of net assets is 0.7%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $58,914,622.
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,573,901.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,550
Fidelity Securities Lending Cash Central Fund	181,052
Total	$ 226,602
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 587,711,089	$ 587,711,089	$ -	$ -
Consumer Staples	432,113,730	432,113,730	-	-
Energy	361,215,470	361,215,470	-	-
Financials	760,146,135	760,146,135	-	-
Health Care	710,673,218	710,673,218	-	-
Industrials	466,020,707	466,020,707	-	-
Information Technology	906,119,126	906,119,126	-	-
Materials	146,176,999	146,176,999	-	-
Telecommunication Services	104,147,366	104,147,366	-	-
Utilities	130,425,985	130,425,985	-	-
U.S. Government and Government Agency Obligations	1,997,336	-	1,997,336	-
Money Market Funds	66,614,800	66,614,800	-	-
Total Investments in Securities:	$ 4,673,361,961	$ 4,671,364,625	$ 1,997,336	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (430,437)	$ (430,437)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (430,437)
Total Value of Derivatives	$ -	$ (430,437)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,641,641) - See accompanying schedule: Unaffiliated issuers (cost $2,366,624,168)	$ 4,606,747,161
Fidelity Central Funds (cost $66,614,800)	66,614,800
Total Investments (cost $2,433,238,968)		$ 4,673,361,961
Cash		371,879
Receivable for investments sold		1,169,673
Receivable for fund shares sold		8,855,472
Dividends receivable		5,261,723
Distributions receivable from Fidelity Central Funds		28,440
Receivable for daily variation margin for derivative instruments		60,371
Other receivables		834,616
Total assets		4,689,944,135

Liabilities
Payable for investments purchased	$ 3,901,047
Payable for fund shares redeemed	3,590,363
Accrued management fee	176,583
Distribution and service plan fees payable	129,328
Other affiliated payables	215,883
Other payables and accrued expenses	40,938
Collateral on securities loaned, at value	37,420,622
Total liabilities		45,474,764

Net Assets		$ 4,644,469,371
Net Assets consist of:
Paid in capital		$ 2,329,130,479
Undistributed net investment income		43,095,453
Accumulated undistributed net realized gain (loss) on investments		32,550,883
Net unrealized appreciation (depreciation) on investments		2,239,692,556
Net Assets		$ 4,644,469,371

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class:
Net Asset Value, offering price and redemption price per share ($3,977,351,719 ÷ 18,920,531 shares)	$ 210.21

Service Class:
Net Asset Value, offering price and redemption price per share ($65,358,483 ÷ 311,994 shares)	$ 209.49

Service Class 2:
Net Asset Value, offering price and redemption price per share ($601,759,169 ÷ 2,895,007 shares)	$ 207.86

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 45,894,561
Interest		644
Income from Fidelity Central Funds		226,602
Total income		46,121,807

Expenses
Management fee	$ 1,024,668
Transfer agent fees	1,252,371
Distribution and service plan fees	696,374
Independent trustees' compensation	9,465
Miscellaneous	3,411
Total expenses before reductions	2,986,289
Expense reductions	(5)	2,986,284
Net investment income (loss)		43,135,523
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,191,260
Futures contracts	4,480,211
Total net realized gain (loss)		40,671,471
Change in net unrealized appreciation (depreciation) on: Investment securities	(31,351,325)
Futures contracts	(1,294,536)
Total change in net unrealized appreciation (depreciation)		(32,645,861)
Net gain (loss)		8,025,610
Net in net assets resulting from operations		$ 51,161,133

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,135,523	$ 73,306,066
Net realized gain (loss)	40,671,471	10,964,072
Change in net unrealized appreciation (depreciation)	(32,645,861)	419,365,494
Net in net assets resulting from operations	51,161,133	503,635,632
Distributions to shareholders from net investment income	(5,799,106)	(67,240,648)
Distributions to shareholders from net realized gain	(2,817,105)	(3,785,052)
Total distributions	(8,616,211)	(71,025,700)
Share transactions - net increase (decrease)	247,483,301	335,970,800
Total increase (decrease) in net assets	290,028,223	768,580,732

Net Assets
Beginning of period	4,354,441,148	3,585,860,416
End of period (including undistributed net investment income of $43,095,453 and undistributed net investment income of $5,759,036, respectively)	$ 4,644,469,371	$ 4,354,441,148

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 208.12	$ 186.29	$ 144.91	$ 129.33	$ 132.39	$ 119.62
Income from Investment Operations
Net investment income (loss) E	2.03	3.75	3.31	3.12	2.58	2.35
Net realized and unrealized gain (loss)	.47	21.58	42.98	17.29	.10	15.13
Total from investment operations	2.50	25.33	46.29	20.41	2.68	17.48
Distributions from net investment income	(.28)	(3.31)	(3.27)	(3.06)	(2.65)	(2.44)
Distributions from net realized gain	(.13)	(.18)	(1.64)	(1.77)	(3.09)	(2.27)
Total distributions	(.41)	(3.50) I	(4.91)	(4.83)	(5.74)	(4.71)
Net asset value, end of period	$ 210.21	$ 208.12	$ 186.29	$ 144.91	$ 129.33	$ 132.39
Total ReturnB, C, D	1.20%	13.57%	32.25%	15.91%	2.04%	15.02%
Ratios to Average Net Assets F, H
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.92%A	1.91%	1.98%	2.20%	1.96%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,977,352	$ 3,823,973	$ 3,163,673	$ 2,294,364	$ 1,918,592	$ 1,931,271
Portfolio turnover rateG	5% A	3%	5%	5%	5%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $3.50 per share is comprised of distributions from net investment income of $3.314 and distributions from net realized gain of $.184 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 207.49	$ 185.77	$ 144.53	$ 129.00	$ 132.07	$ 119.35
Income from Investment Operations
Net investment income (loss) E	1.92	3.54	3.13	2.97	2.44	2.22
Net realized and unrealized gain (loss)	.48	21.50	42.85	17.25	.10	15.09
Total from investment operations	2.40	25.04	45.98	20.22	2.54	17.31
Distributions from net investment income	(.26)	(3.14)	(3.10)	(2.92)	(2.52)	(2.32)
Distributions from net realized gain	(.13)	(.18)	(1.64)	(1.77)	(3.09)	(2.27)
Total distributions	(.40) I	(3.32)	(4.74)	(4.69)	(5.61)	(4.59)
Net asset value, end of period	$ 209.49	$ 207.49	$ 185.77	$ 144.53	$ 129.00	$ 132.07
Total ReturnB, C, D	1.16%	13.46%	32.12%	15.80%	1.93%	14.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.82%A	1.81%	1.88%	2.10%	1.86%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,358	$ 64,442	$ 55,066	$ 41,443	$ 37,095	$ 37,209
Portfolio turnover rateG	5% A	3%	5%	5%	5%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.40 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.133 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 206.02	$ 184.56	$ 143.64	$ 128.24	$ 131.31	$ 118.71
Income from Investment Operations
Net investment income (loss) E	1.75	3.23	2.86	2.74	2.23	2.03
Net realized and unrealized gain (loss)	.47	21.34	42.56	17.14	.11	14.97
Total from investment operations	2.22	24.57	45.42	19.88	2.34	17.00
Distributions from net investment income	(.24)	(2.92)	(2.86)	(2.71)	(2.32)	(2.13)
Distributions from net realized gain	(.13)	(.18)	(1.64)	(1.77)	(3.09)	(2.27)
Total distributions	(.38) J	(3.11) I	(4.50)	(4.48)	(5.41)	(4.40)
Net asset value, end of period	$ 207.86	$ 206.02	$ 184.56	$ 143.64	$ 128.24	$ 131.31
Total ReturnB, C, D	1.08%	13.29%	31.92%	15.62%	1.78%	14.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.67%A	1.66%	1.73%	1.95%	1.71%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 601,759	$ 466,026	$ 367,122	$ 274,104	$ 240,172	$ 242,677
Portfolio turnover rateG	5% A	3%	5%	5%	5%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $3.11 per share is comprised of distributions from net investment income of $2.923 and distributions from net realized gain of $.184 per share.

J Total distributions of $.38 per share is comprised of distributions from net investment income of $.242 and distributions from net realized gain of $.133 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,370,650,499
Gross unrealized depreciation	(144,646,454)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,226,004,045

Tax cost	$ 2,447,357,916

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $4,480,211 and a change in net unrealized appreciation (depreciation) of $(1,294,536) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $421,174,323 and $111,286,835, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that total expenses do not exceed an annual rate of .10% of each class' average net assets, excluding the distribution and service fee for each applicable class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 32,468
Service Class 2	663,906
$ 696,374

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees of .07% of each class's average net assets for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .055% of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 1,088,455
Service Class	17,857
Service Class 2	146,059
$ 1,252,371

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,411 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $181,052.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Initial Class	$ 5,151,452	$ 59,778,108
Service Class	80,586	964,455
Service Class 2	567,068	6,498,085
Total	$ 5,799,106	$ 67,240,648
From net realized gain
Initial Class	$ 2,464,544	$ 3,319,370
Service Class	40,908	56,538
Service Class 2	311,653	409,144
Total	$ 2,817,105	$ 3,785,052

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Initial Class
Shares sold	1,561,550	3,319,575	$ 328,575,867	$ 652,017,440
Reinvestment of distributions	36,661	298,991	7,615,996	63,097,478
Shares redeemed	(1,051,323)	(2,227,193)	(221,606,790)	(438,600,626)
Net increase (decrease)	546,888	1,391,373	$ 114,585,073	$ 276,514,292
Service Class
Shares sold	21,145	38,635	$ 4,487,522	$ 7,586,589
Reinvestment of distributions	587	4,853	121,494	1,020,993
Shares redeemed	(20,314)	(29,328)	(4,274,449)	(5,767,815)
Net increase (decrease)	1,418	14,160	$ 334,567	$ 2,839,767
Service Class 2
Shares sold	788,308	583,624	$ 164,956,237	$ 115,933,018
Reinvestment of distributions	4,274	33,065	878,721	6,907,229
Shares redeemed	(159,627)	(343,791)	(33,271,297)	(66,223,506)
Net increase (decrease)	632,955	272,898	$ 132,563,661	$ 56,616,741

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 38% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIDX-SANN-0815
1.705630.117

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.63%
Actual		$ 1,000.00	$ 1,033.00	$ 3.18
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16
Service Class	.73%
Actual		$ 1,000.00	$ 1,032.50	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Service Class 2.88%
Actual		$ 1,000.00	$ 1,031.80	$ 4.43
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Investor Class	.71%
Actual		$ 1,000.00	$ 1,032.90	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.2	3.7
Citigroup, Inc.	2.0	1.9
Danaher Corp.	1.9	1.2
JPMorgan Chase & Co.	1.9	1.6
Google, Inc. Class C	1.8	2.1
Capital One Financial Corp.	1.8	1.7
AMETEK, Inc.	1.7	1.1
Bank of America Corp.	1.6	2.0
Roper Industries, Inc.	1.6	1.0
Allergan PLC	1.3	1.3
	19.8
Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	18.8
Financials	16.3	16.3
Health Care	15.3	14.2
Consumer Discretionary	14.6	13.2
Industrials	9.8	9.3
Consumer Staples	9.0	9.7
Energy	7.6	8.0
Materials	3.8	4.1
Utilities	2.7	3.1
Telecommunication Services	1.8	1.6
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stocks and Equity Futures 99.5%		Stocks and Equity Futures 98.7%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	11.5%	** Foreign investments	9.8%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Automobiles - 0.3%
Tesla Motors, Inc. (a)	227,000	$ 60,895,020
Diversified Consumer Services - 0.5%
H&R Block, Inc.	2,571,460	76,243,789
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	599,800	14,707,096
		90,950,885
Hotels, Restaurants & Leisure - 3.8%
ARAMARK Holdings Corp.	873,765	27,060,502
Extended Stay America, Inc. unit	5,988,957	112,412,723
McDonald's Corp.	2,383,484	226,597,824
Panera Bread Co. Class A (a)	649,846	113,573,585
Starbucks Corp.	3,468,200	185,947,543
Wynn Resorts Ltd.	873,478	86,186,074
		751,778,251
Internet & Catalog Retail - 2.7%
Ctrip.com International Ltd. sponsored ADR (a)	386,234	28,048,313
Groupon, Inc. Class A (a)	59,600	299,788
Jumei International Holding Ltd. sponsored ADR (a)(e)	1,263,500	28,858,340
Liberty Interactive Corp. Qvc G Series A (a)	7,742,202	214,846,106
Priceline Group, Inc. (a)	159,048	183,123,096
Travelport Worldwide Ltd. (d)	5,515,206	75,999,539
Vipshop Holdings Ltd. ADR (a)	563,500	12,537,875
		543,713,057
Media - 3.2%
Bona Film Group Ltd. sponsored ADR (a)	466,693	5,693,655
DIRECTV (a)	667,700	61,955,883
DreamWorks Animation SKG, Inc. Class A (a)(d)	2,654,617	70,028,796
Legend Pictures LLC (a)(h)(i)	2,062	4,874,650
Liberty Media Corp. Class C (a)	2,926,764	105,070,828
Manchester United PLC (a)(d)	1,849,700	33,035,642
The Madison Square Garden Co. Class A (a)	2,572,544	214,781,699
Time Warner Cable, Inc.	40,400	7,198,068
Twenty-First Century Fox, Inc. Class A	4,252,307	138,391,331
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	11,499	3,265,716
		644,296,268
Multiline Retail - 1.6%
B&M European Value Retail S.A.	15,805,466	85,156,946
Dollar General Corp.	3,016,220	234,480,943
		319,637,889
Specialty Retail - 1.1%
Michaels Companies, Inc.	2,794,350	75,195,959
TJX Companies, Inc.	2,032,107	134,464,520
		209,660,479

	Shares	Value
Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc. (a)	807,962	$ 52,759,919
NIKE, Inc. Class B	2,008,835	216,994,357
		269,754,276
TOTAL CONSUMER DISCRETIONARY		2,890,686,125
CONSUMER STAPLES - 8.9%
Beverages - 2.0%
Anheuser-Busch InBev SA NV	222,571	26,784,300
Coca-Cola Icecek Sanayi A/S	325,515	5,416,950
Constellation Brands, Inc. Class A (sub. vtg.)	355,900	41,291,518
Diageo PLC sponsored ADR	146,042	16,946,714
Monster Beverage Corp. (a)	415,710	55,713,454
The Coca-Cola Co.	6,160,806	241,688,419
		387,841,355
Food & Staples Retailing - 2.1%
CVS Health Corp.	2,093,764	219,593,968
Kroger Co.	1,681,582	121,931,511
Sprouts Farmers Market LLC (a)	46,800	1,262,664
Sysco Corp.	960,896	34,688,346
Whole Foods Market, Inc.	834,300	32,904,792
		410,381,281
Food Products - 1.3%
Bunge Ltd.	316,512	27,789,754
Keurig Green Mountain, Inc.	1,040,833	79,759,033
Mead Johnson Nutrition Co. Class A	1,021,789	92,185,804
Nestle SA	251,417	18,139,895
The Hershey Co.	545,990	48,500,292
		266,374,778
Household Products - 1.2%
Colgate-Palmolive Co.	2,006,100	131,219,001
Procter & Gamble Co.	1,490,084	116,584,172
		247,803,173
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	275,700	23,892,162
Nu Skin Enterprises, Inc. Class A	236,200	11,132,106
		35,024,268
Tobacco - 2.1%
Altria Group, Inc.	4,101,954	200,626,570
British American Tobacco PLC sponsored ADR	1,866,879	202,089,652
Philip Morris International, Inc.	165,900	13,300,203
		416,016,425
TOTAL CONSUMER STAPLES		1,763,441,280
Common Stocks - continued
	Shares	Value
ENERGY - 7.5%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	267,300	$ 16,492,410
Dril-Quip, Inc. (a)	222,192	16,719,948
Halliburton Co.	1,827,982	78,731,185
Independence Contract Drilling, Inc.	1,219,829	10,819,883
Oceaneering International, Inc.	479,162	22,324,158
Schlumberger Ltd.	2,015,600	173,724,564
		318,812,148
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	1,558,705	121,672,512
Apache Corp.	605,100	34,871,913
Black Stone Minerals LP	1,170,300	20,152,566
Cabot Oil & Gas Corp.	1,529,135	48,228,918
Chevron Corp.	2,472,500	238,522,075
Cimarex Energy Co.	418,200	46,131,642
Columbia Pipeline Partners LP	481,635	12,137,202
EOG Resources, Inc.	819,574	71,753,704
EP Energy Corp. (a)	1,362,337	17,342,550
Exxon Mobil Corp.	1,736,102	144,443,686
Kinder Morgan, Inc.	1,727,643	66,324,215
Memorial Resource Development Corp.	1,153,500	21,881,895
Noble Energy, Inc.	2,074,500	88,539,660
Parsley Energy, Inc. Class A (a)	984,651	17,152,620
Phillips 66 Co.	1,192,039	96,030,662
PrairieSky Royalty Ltd. (d)(f)	836,350	21,099,590
SM Energy Co.	462,300	21,321,276
Suncor Energy, Inc.	2,433,595	67,026,155
Synergy Resources Corp. (a)	676,200	7,728,966
Valero Energy Partners LP	220,300	11,252,924
		1,173,614,731
TOTAL ENERGY		1,492,426,879
FINANCIALS - 16.3%
Banks - 7.6%
Bank of America Corp.	18,255,514	310,708,848
Citigroup, Inc.	7,178,850	396,559,674
Huntington Bancshares, Inc.	3,341,681	37,794,412
JPMorgan Chase & Co.	5,632,606	381,665,383
Regions Financial Corp.	4,118,300	42,665,588
SunTrust Banks, Inc.	893,325	38,430,842
Synovus Financial Corp.	950,023	29,279,709
U.S. Bancorp	2,664,644	115,645,550
Wells Fargo & Co.	2,677,400	150,576,976
		1,503,326,982
Capital Markets - 2.2%
Ameriprise Financial, Inc.	101,743	12,710,753

	Shares	Value
Artisan Partners Asset Management, Inc.	540,577	$ 25,115,207
BlackRock, Inc. Class A	252,013	87,191,458
E*TRADE Financial Corp. (a)	1,553,878	46,538,646
Goldman Sachs Group, Inc.	574,400	119,928,976
Greenhill & Co., Inc.	234,700	9,700,151
Invesco Ltd.	821,957	30,815,168
Northern Trust Corp.	503,164	38,471,919
Oaktree Capital Group LLC Class A	331,134	17,609,706
State Street Corp.	478,700	36,859,900
The Blackstone Group LP	292,537	11,955,987
		436,897,871
Consumer Finance - 2.4%
Capital One Financial Corp.	4,031,448	354,646,481
Navient Corp.	2,035,176	37,060,555
SLM Corp. (a)	4,491,676	44,332,842
Springleaf Holdings, Inc. (a)	912,800	41,906,648
		477,946,526
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc.:
Class A (a)	47	9,627,950
Class B (a)	495,200	67,401,672
IntercontinentalExchange Group, Inc.	152,809	34,169,620
KBC Ancora	450,178	18,168,090
		129,367,332
Insurance - 1.5%
Direct Line Insurance Group PLC	6,494,491	34,266,607
Fairfax Financial Holdings Ltd. (sub. vtg.)	21,700	10,700,237
Marsh & McLennan Companies, Inc.	890,270	50,478,309
MetLife, Inc.	1,591,787	89,124,154
Principal Financial Group, Inc.	504,700	25,886,063
The Chubb Corp.	720,900	68,586,426
Unum Group	627,800	22,443,850
		301,485,646
Real Estate Investment Trusts - 1.6%
Altisource Residential Corp. Class B	1,916,082	32,285,982
American Realty Capital Properties, Inc.	1,730,200	14,066,526
American Tower Corp.	243,400	22,706,786
Boston Properties, Inc.	397,400	48,101,296
Digital Realty Trust, Inc.	844,100	56,284,588
Duke Realty LP	1,551,900	28,818,783
FelCor Lodging Trust, Inc.	1,352,900	13,366,652
Kite Realty Group Trust	311,700	7,627,299
Outfront Media, Inc.	420,614	10,616,297
Store Capital Corp.	999,100	20,081,910
Sun Communities, Inc.	760,869	47,044,530
The Macerich Co.	93,800	6,997,480
		307,998,129
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	1,683,989	62,307,593
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)(d)	378,800	$ 3,863,760
TOTAL FINANCIALS		3,223,193,839
HEALTH CARE - 15.3%
Biotechnology - 4.6%
Alexion Pharmaceuticals, Inc. (a)	388,932	70,307,238
Amgen, Inc.	1,048,020	160,892,030
Biogen, Inc. (a)	407,431	164,577,678
BioMarin Pharmaceutical, Inc. (a)	410,793	56,188,267
Celgene Corp. (a)	1,264,700	146,370,055
Gilead Sciences, Inc.	2,149,461	251,658,894
Vertex Pharmaceuticals, Inc. (a)	545,300	67,333,644
		917,327,806
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (a)	7,962,549	140,937,117
Edwards Lifesciences Corp. (a)	222,942	31,753,629
Medtronic PLC	2,969,490	220,039,209
Quidel Corp. (a)(d)	63,612	1,459,895
The Cooper Companies, Inc.	319,220	56,811,583
Zimmer Biomet Holdings, Inc.	692,400	75,630,852
		526,632,285
Health Care Providers & Services - 3.0%
Brookdale Senior Living, Inc. (a)	899,533	31,213,795
Cigna Corp.	763,726	123,723,612
HCA Holdings, Inc. (a)	959,614	87,056,182
Henry Schein, Inc. (a)	377,141	53,599,279
McKesson Corp.	742,100	166,831,501
Teladoc, Inc.	48,200	915,800
UnitedHealth Group, Inc.	981,600	119,755,200
		583,095,369
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	1,675,300	64,633,074
Fluidigm Corp. (a)(i)	312,345	7,558,749
Thermo Fisher Scientific, Inc.	716,013	92,909,847
		165,101,670
Pharmaceuticals - 4.2%
AbbVie, Inc.	1,137,021	76,396,441
Allergan PLC (a)	835,452	253,526,264
Baxalta, Inc. (a)	1,128,000	36,028,320
Bristol-Myers Squibb Co.	2,976,905	198,083,259
Endo Health Solutions, Inc. (a)	777,100	61,896,015
Horizon Pharma PLC (a)	1,341,900	46,617,606
Merck & Co., Inc.	264,805	15,075,349

	Shares	Value
Shire PLC	800,874	$ 64,349,879
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,447,900	85,570,890
		837,544,023
TOTAL HEALTH CARE		3,029,701,153
INDUSTRIALS - 9.8%
Aerospace & Defense - 1.3%
Meggitt PLC	3,996,185	29,285,282
TransDigm Group, Inc.	1,019,163	228,975,351
		258,260,633
Air Freight & Logistics - 0.7%
FedEx Corp.	812,892	138,516,797
Electrical Equipment - 1.7%
AMETEK, Inc.	5,973,549	327,231,014
Industrial Conglomerates - 3.5%
Danaher Corp.	4,519,621	386,834,361
Roper Industries, Inc.	1,797,304	309,963,048
		696,797,409
Machinery - 1.0%
Colfax Corp. (a)	176,624	8,151,198
Deere & Co.	1,245,500	120,875,775
WABCO Holdings, Inc. (a)	507,500	62,787,900
		191,814,873
Road & Rail - 1.1%
eHi Car Service Co. Ltd. sponsored ADR	230,185	3,328,475
J.B. Hunt Transport Services, Inc.	2,507,933	205,876,220
		209,204,695
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	185,900	8,512,361
HD Supply Holdings, Inc. (a)	2,786,997	98,046,554
		106,558,915
TOTAL INDUSTRIALS		1,928,384,336
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.1%
Cisco Systems, Inc.	1,196,339	32,851,469
QUALCOMM, Inc.	2,986,129	187,021,259
		219,872,728
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	732,259	47,084,254
Trimble Navigation Ltd. (a)	1,297,100	30,429,966
		77,514,220
Internet Software & Services - 4.8%
Alibaba Group Holding Ltd. sponsored ADR	1,689,200	138,970,484
Baidu.com, Inc. sponsored ADR (a)	62,800	12,502,224
ChannelAdvisor Corp. (a)	855,487	10,223,070
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Cvent, Inc. (a)(d)	1,779,131	$ 45,865,997
Facebook, Inc. Class A (a)	2,071,776	177,685,869
Five9, Inc. (a)	114,798	600,394
Google, Inc. Class C	694,536	361,512,933
HomeAway, Inc. (a)	828,462	25,781,737
Just Dial Ltd.	589,797	11,774,931
Opower, Inc. (a)(d)(e)	2,772,161	31,907,573
Qihoo 360 Technology Co. Ltd. ADR (a)	526,600	35,645,554
Twitter, Inc. (a)	609,800	22,086,956
Wix.com Ltd. (a)	421,665	9,959,727
Youku Tudou, Inc. ADR (a)	2,683,204	65,818,994
		950,336,443
IT Services - 0.5%
Alliance Data Systems Corp. (a)	32,700	9,546,438
Fidelity National Information Services, Inc.	278,800	17,229,840
Lionbridge Technologies, Inc. (a)	449,296	2,772,156
Sabre Corp.	2,585,944	61,545,467
		91,093,901
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	930,100	59,698,469
Broadcom Corp. Class A	510,800	26,301,092
Intersil Corp. Class A	1,423,022	17,802,005
Marvell Technology Group Ltd.	13,272,400	174,996,594
Maxim Integrated Products, Inc.	472,100	16,322,858
Micron Technology, Inc. (a)	2,044,600	38,520,264
NVIDIA Corp.	821,900	16,528,409
Qorvo, Inc. (a)	1,672,984	134,290,426
Semtech Corp. (a)	780,100	15,484,985
		499,945,102
Software - 3.6%
Activision Blizzard, Inc.	485,200	11,746,692
Adobe Systems, Inc. (a)	1,233,329	99,911,982
Autodesk, Inc. (a)	1,297,700	64,982,328
Citrix Systems, Inc. (a)	128,800	9,036,608
Electronic Arts, Inc. (a)	32,600	2,167,900
Fleetmatics Group PLC (a)	450,089	21,077,668
Imperva, Inc. (a)	1,012,747	68,562,972
Microsoft Corp.	4,432,813	195,708,694
Oracle Corp.	2,696,393	108,664,638
RealPage, Inc. (a)	886,477	16,905,116
Salesforce.com, Inc. (a)	1,180,557	82,202,184
Varonis Systems, Inc. (a)(d)	369,033	8,151,939
Xero Ltd. (a)(d)	254,210	3,109,391
Zendesk, Inc. (a)	1,181,600	26,243,336
		718,471,448
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	6,537,792	820,002,560
Electronics for Imaging, Inc. (a)	988,506	43,009,896

	Shares	Value
Hewlett-Packard Co.	4,570,900	$ 137,172,709
SanDisk Corp.	710,600	41,371,132
Western Digital Corp.	234,700	18,405,174
		1,059,961,471
TOTAL INFORMATION TECHNOLOGY		3,617,195,313
MATERIALS - 3.8%
Chemicals - 3.1%
Airgas, Inc.	204,650	21,647,877
Ashland, Inc.	178,000	21,698,200
CF Industries Holdings, Inc.	862,000	55,409,360
Cytec Industries, Inc.	235,400	14,248,762
E.I. du Pont de Nemours & Co.	1,346,900	86,134,255
Eastman Chemical Co.	754,041	61,695,635
Ecolab, Inc.	1,581,500	178,820,205
LyondellBasell Industries NV Class A	524,724	54,319,428
Monsanto Co.	797,476	85,002,967
W.R. Grace & Co. (a)	325,922	32,689,977
		611,666,666
Construction Materials - 0.1%
Eagle Materials, Inc.	391,700	29,898,461
Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	1,504,133	20,952,573
MeadWestvaco Corp.	238,100	11,235,939
Rock-Tenn Co. Class A	732,796	44,114,319
		76,302,831
Metals & Mining - 0.2%
Nucor Corp.	746,200	32,885,034
TOTAL MATERIALS		750,752,992
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	467,100	16,591,392
Cogent Communications Group, Inc.	308,538	10,440,926
Frontier Communications Corp.	1,374,000	6,801,300
inContact, Inc. (a)	1,329,717	13,124,307
Level 3 Communications, Inc. (a)	617,586	32,528,255
Verizon Communications, Inc.	5,040,768	234,950,196
		314,436,376
Wireless Telecommunication Services - 0.2%
SoftBank Corp.	80,200	4,724,020
T-Mobile U.S., Inc. (a)	926,898	35,935,835
Telephone & Data Systems, Inc.	274,133	8,059,510
		48,719,365
TOTAL TELECOMMUNICATION SERVICES		363,155,741
Common Stocks - continued
	Shares	Value
UTILITIES - 2.7%
Electric Utilities - 1.2%
Edison International	527,226	$ 29,303,221
Exelon Corp.	2,226,192	69,946,953
NextEra Energy, Inc.	951,300	93,255,939
PPL Corp.	1,864,000	54,932,080
		247,438,193
Gas Utilities - 0.1%
National Fuel Gas Co.	310,075	18,260,317
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	1,583,652	36,233,958
NRG Yield, Inc. Class C	892,300	19,532,447
		55,766,405
Multi-Utilities - 1.1%
Dominion Resources, Inc.	1,070,431	71,579,721
NiSource, Inc.	739,277	33,703,638
PG&E Corp.	721,434	35,422,409
Sempra Energy	700,850	69,342,099
		210,047,867
TOTAL UTILITIES		531,512,782
TOTAL COMMON STOCKS (Cost $15,353,212,843)		19,590,450,440
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25%	431,200	21,288,344
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(i)	299,866	2,749,771
TOTAL CONVERTIBLE PREFERRED STOCKS		24,038,115
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Ambev SA sponsored ADR	1,446,450	8,823,345
TOTAL PREFERRED STOCKS (Cost $31,935,199)		32,861,460
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 7/9/15 to 8/20/15 (g) (Cost $6,549,931)	$ 6,550,000	$ 6,550,010
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	198,604,228	198,604,228
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	83,746,557	83,746,557
TOTAL MONEY MARKET FUNDS (Cost $282,350,785)		282,350,785
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $15,674,048,758)		19,912,212,695
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(111,407,859)
NET ASSETS - 100%		$ 19,800,804,836
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
508 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	$ 52,181,760	$ (1,135,611)

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,515,003.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,448,887 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 - 1/6/11	$ 5,645,227
Legend Pictures LLC	9/23/10	$ 1,546,500
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 5,014,998
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 216,301
Fidelity Securities Lending Cash Central Fund	832,844
Total	$ 1,049,145
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Jumei International Holding Ltd. sponsored ADR	$ -	$ 47,470,775	$ 16,300,560	$ -	$ 28,858,340
Opower, Inc.	27,573,841	10,308,144	-	-	31,907,573
Total	$ 27,573,841	$ 57,778,919	$ 16,300,560	$ -	$ 60,765,913
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,890,686,125	$ 2,882,545,759	$ -	$ 8,140,366
Consumer Staples	1,772,264,625	1,727,340,430	44,924,195	-
Energy	1,513,715,223	1,513,715,223	-	-
Financials	3,223,193,839	3,223,193,839	-	-
Health Care	3,029,701,153	2,965,351,274	64,349,879	-
Industrials	1,928,384,336	1,928,384,336	-	-
Information Technology	3,619,945,084	3,617,195,313	-	2,749,771
Materials	750,752,992	750,752,992	-	-
Telecommunication Services	363,155,741	358,431,721	4,724,020	-
Utilities	531,512,782	531,512,782	-	-
U.S. Government and Government Agency Obligations	6,550,010	-	6,550,010	-
Money Market Funds	282,350,785	282,350,785	-	-
Total Investments in Securities:	$ 19,912,212,695	$ 19,780,774,454	$ 120,548,104	$ 10,890,137
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,135,611)	$ (1,135,611)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,135,611)
Total Value of Derivatives	$ -	$ (1,135,611)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.5%
Ireland	3.0%
Cayman Islands	1.9%
United Kingdom	1.8%
Bermuda	1.6%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $81,779,945) - See accompanying schedule: Unaffiliated issuers (cost $15,316,578,856)	$ 19,569,095,997
Fidelity Central Funds (cost $282,350,785)	282,350,785
Other affiliated issuers (cost $75,119,117)	60,765,913
Total Investments (cost $15,674,048,758)		$ 19,912,212,695
Foreign currency held at value (cost $1,224,576)		1,224,576
Receivable for investments sold		218,438,133
Receivable for fund shares sold		4,817,648
Dividends receivable		26,141,336
Distributions receivable from Fidelity Central Funds		184,737
Receivable for daily variation margin for derivative instruments		182,484
Other receivables		1,078,932
Total assets		20,164,280,541

Liabilities
Payable to custodian bank	$ 1,964,807
Payable for investments purchased
Regular delivery	245,137,123
Delayed delivery	3,017,414
Payable for fund shares redeemed	16,120,898
Accrued management fee	9,222,679
Distribution and service plan fees payable	2,024,558
Other affiliated payables	1,341,208
Other payables and accrued expenses	900,461
Collateral on securities loaned, at value	83,746,557
Total liabilities		363,475,705

Net Assets		$ 19,800,804,836
Net Assets consist of:
Paid in capital		$ 14,557,713,769
Undistributed net investment income		100,075,582
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		906,006,219
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,237,009,266
Net Assets		$ 19,800,804,836

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class:
Net Asset Value, offering price and redemption price per share ($7,998,251,553 ÷ 225,537,073 shares)	$ 35.46

Service Class:
Net Asset Value, offering price and redemption price per share ($1,672,941,007 ÷ 47,374,817 shares)	$ 35.31

Service Class 2:
Net Asset Value, offering price and redemption price per share ($8,860,239,068 ÷ 255,052,470 shares)	$ 34.74

Investor Class:
Net Asset Value, offering price and redemption price per share ($1,269,373,208 ÷ 35,963,123 shares)	$ 35.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 174,632,058
Interest		594
Income from Fidelity Central Funds		1,049,145
Total income		175,681,797

Expenses
Management fee	$ 54,790,844
Transfer agent fees	7,111,075
Distribution and service plan fees	12,018,288
Accounting and security lending fees	860,373
Custodian fees and expenses	205,025
Independent trustees' compensation	41,846
Appreciation in deferred trustee compensation account	16
Audit	45,290
Legal	28,950
Miscellaneous	75,192
Total expenses before reductions	75,176,899
Expense reductions	(461,133)	74,715,766
Net investment income (loss)		100,966,031
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	945,257,415
Other affiliated issuers	(1,754,647)
Foreign currency transactions	(304,833)
Futures contracts	4,379,932
Total net realized gain (loss)		947,577,867
Change in net unrealized appreciation (depreciation) on: Investment securities	(407,165,893)
Assets and liabilities in foreign currencies	82,252
Futures contracts	(2,324,622)
Total change in net unrealized appreciation (depreciation)		(409,408,263)
Net gain (loss)		538,169,604
Net increase (decrease) in net assets resulting from operations		$ 639,135,635

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 100,966,031	$ 169,153,778
Net realized gain (loss)	947,577,867	2,187,512,453
Change in net unrealized appreciation (depreciation)	(409,408,263)	(227,810,831)
Net increase (decrease) in net assets resulting from operations	639,135,635	2,128,855,400
Distributions to shareholders from net investment income	(2,340,223)	(161,948,221)
Distributions to shareholders from net realized gain	(1,606,431,243)	(388,082,984)
Total distributions	(1,608,771,466)	(550,031,205)
Share transactions - net increase (decrease)	1,064,624,992	(730,491,919)
Redemption fees	-	13
Total increase (decrease) in net assets	94,989,161	848,332,289

Net Assets
Beginning of period	19,705,815,675	18,857,483,386
End of period (including undistributed net investment income of $100,075,582 and undistributed net investment income of $1,449,774, respectively)	$ 19,800,804,836	$ 19,705,815,675

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 37.36	$ 34.35	$ 26.44	$ 23.02	$ 23.88	$ 20.62
Income from Investment Operations
Net investment income (loss) E	.20	.36	.32	.32	.25	.23
Net realized and unrealized gain (loss)	.94	3.76	7.94	3.46	(.86)	3.31
Total from investment operations	1.14	4.12	8.26	3.78	(.61)	3.54
Distributions from net investment income	(.01)	(.36)	(.34)	(.34)H	(.25)	(.27)
Distributions from net realized gain	(3.03)	(.75)	(.01)	(.01)H	-	(.01)
Total distributions	(3.04)	(1.11)	(.35)	(.36)K	(.25)	(.28)
Redemption fees added to paid in capital E	-	- J	- J	- J	- J	- J
Net asset value, end of period	$ 35.46	$ 37.36	$ 34.35	$ 26.44	$ 23.02	$ 23.88
Total ReturnB, C, D	3.30%	11.94%	31.29%	16.42%	(2.53)%	17.22%
Ratios to Average Net Assets F, I
Expenses before reductions	.63%A	.63%	.64%	.64%	.65%	.65%
Expenses net of fee waivers, if any	.63%A	.63%	.63%	.64%	.64%	.65%
Expenses net of all reductions	.62%A	.63%	.62%	.63%	.63%	.63%
Net investment income (loss)	1.14%A	1.01%	1.05%	1.27%	1.03%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,998,252	$ 8,005,930	$ 7,654,305	$ 6,440,357	$ 6,113,440	$ 7,160,125
Portfolio turnover rate G	75%A	74%	86%	87%	135%	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.36 per share is comprised of distributions from net investment income of $.342 and distributions from net realized gain of $.013 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 37.23	$ 34.24	$ 26.36	$ 22.95	$ 23.81	$ 20.55
Income from Investment Operations
Net investment income (loss) E	.18	.33	.29	.30	.22	.20
Net realized and unrealized gain (loss)	.94	3.73	7.91	3.44	(.85)	3.31
Total from investment operations	1.12	4.06	8.20	3.74	(.63)	3.51
Distributions from net investment income	- J	(.32)	(.31)	(.32)H	(.23)	(.24)
Distributions from net realized gain	(3.03)	(.75)	(.01)	(.01)H	-	(.01)
Total distributions	(3.04)K	(1.07)	(.32)	(.33)	(.23)	(.25)
Redemption fees added to paid in capital E	-	- J	- J	- J	- J	- J
Net asset value, end of period	$ 35.31	$ 37.23	$ 34.24	$ 26.36	$ 22.95	$ 23.81
Total ReturnB, C, D	3.25%	11.82%	31.14%	16.31%	(2.64)%	17.11%
Ratios to Average Net Assets F, I
Expenses before reductions	.73%A	.73%	.74%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.73%A	.73%	.73%	.74%	.74%	.75%
Expenses net of all reductions	.72%A	.73%	.72%	.73%	.73%	.73%
Net investment income (loss)	1.04%A	.91%	.95%	1.16%	.93%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,672,941	$ 1,714,615	$ 1,688,448	$ 1,374,781	$ 1,277,101	$ 1,379,305
Portfolio turnover rate G	75%A	74%	86%	87%	135%	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $3.04 per share is comprised of distributions from net investment income of $0.004 and distributions from net realized gain of $3.031 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 36.70	$ 33.77	$ 26.00	$ 22.64	$ 23.49	$ 20.29
Income from Investment Operations
Net investment income (loss) E	.16	.27	.24	.26	.18	.17
Net realized and unrealized gain (loss)	.91	3.68	7.80	3.39	(.84)	3.26
Total from investment operations	1.07	3.95	8.04	3.65	(.66)	3.43
Distributions from net investment income	-J	(.27)	(.26)	(.28)H	(.19)	(.22)
Distributions from net realized gain	(3.03)	(.75)	(.01)	(.01)H	-	(.01)
Total distributions	(3.03)	(1.02)	(.27)	(.29)	(.19)	(.23)
Redemption fees added to paid in capital E	-	- J	- J	- J	- J	- J
Net asset value, end of period	$ 34.74	$ 36.70	$ 33.77	$ 26.00	$ 22.64	$ 23.49
Total ReturnB, C, D	3.18%	11.65%	30.95%	16.14%	(2.78)%	16.93%
Ratios to Average Net Assets F, I
Expenses before reductions	.88%A	.88%	.89%	.89%	.90%	.90%
Expenses net of fee waivers, if any	.88%A	.88%	.88%	.89%	.89%	.90%
Expenses net of all reductions	.87%A	.88%	.87%	.88%	.88%	.88%
Net investment income (loss)	.89%A	.76%	.80%	1.02%	.78%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,860,239	$ 8,764,266	$ 8,472,780	$ 7,740,640	$ 6,980,191	$ 7,627,793
Portfolio turnover rate G	75%A	74%	86%	87%	135%	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 37.21	$ 34.22	$ 26.35	$ 22.94	$ 23.80	$ 20.56
Income from Investment Operations
Net investment income (loss) E	.19	.33	.29	.30	.23	.21
Net realized and unrealized gain (loss)	.94	3.74	7.91	3.45	(.86)	3.30
Total from investment operations	1.13	4.07	8.20	3.75	(.63)	3.51
Distributions from net investment income	(.01)	(.33)	(.32)	(.32)H	(.23)	(.26)
Distributions from net realized gain	(3.03)	(.75)	(.01)	(.01)H	-	(.01)
Total distributions	(3.04)	(1.08)	(.33)	(.34)K	(.23)	(.27)
Redemption fees added to paid in capital E	-	- J	- J	- J	- J	- J
Net asset value, end of period	$ 35.30	$ 37.21	$ 34.22	$ 26.35	$ 22.94	$ 23.80
Total ReturnB, C, D	3.29%	11.85%	31.15%	16.34%	(2.62)%	17.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.71%A	.71%	.72%	.73%	.73%	.74%
Expenses net of fee waivers, if any	.71%A	.71%	.71%	.73%	.73%	.73%
Expenses net of all reductions	.70%A	.71%	.71%	.71%	.71%	.72%
Net investment income (loss)	1.06%A	.93%	.97%	1.18%	.94%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,269,373	$ 1,210,592	$ 1,031,358	$ 698,845	$ 577,021	$ 570,841
Portfolio turnover rate G	75%A	74%	86%	87%	135%	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.34 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP ContrafundSM Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. The Fund offered Service Class 2R shares during the period April 24, 2002 through April 30, 2015, and all outstanding shares were converted to Service Class 2 shares by April 30, 2015. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,788,596,139
Gross unrealized depreciation	(584,896,478)
Net unrealized appreciation (depreciation) on securities	$ 4,203,699,661

Tax cost	$ 15,708,513,034

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may have been subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. These redemption fees were eliminated effective April 30, 2015.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $4,379,932 and a change in net unrealized appreciation (depreciation) of $(2,324,622) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,339,625,734 and $7,639,082,608, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 856,205
Service Class 2	11,153,451
Service Class 2R	8,632*
$ 12,018,288

* For the period January 1, 2015 through April 30, 2015.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 2,671,881
Service Class	565,672
Service Class 2	2,945,584
Service Class 2R	2,276*
Investor Class	925,662
$ 7,111,075

* For the period January 1, 2015 through April 30, 2015.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $113,474 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,487 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $736,640. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $832,844, including $12,498 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $436,261 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $14.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund's operating expenses, including certain Investor Class expenses, during the period in the amount of $24,858.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015 A	Year ended December 31, 2014
From net investment income
Initial Class	$ 1,278,633	$ 74,463,277
Service Class	182,799	14,364,873
Service Class 2	714,922	62,622,769
Service Class 2R	856	73,371
Investor Class	163,013	10,423,931
Total	$ 2,340,223	$ 161,948,221
From net realized gain
Initial Class	$ 645,922,748	$ 156,226,874
Service Class	138,516,307	33,622,782
Service Class 2	722,309,313	174,366,001
Service Class 2R	864,532	208,163
Investor Class	98,818,343	23,659,164
Total	$ 1,606,431,243	$ 388,082,984

A All Service Class 2R shares were converted on April 30, 2015.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015A	Year ended December 31, 2014	Six months ended June 30, 2015A	Year ended December 31, 2014
Initial Class
Shares sold	4,955,263	10,169,551	$ 177,743,113	$ 365,094,273
Reinvestment of distributions	18,835,896	6,099,687	647,201,381	230,690,151
Shares redeemed	(12,550,911)	(24,801,841)	(449,580,099)	(891,153,398)
Net increase (decrease)	11,240,248	(8,532,603)	$ 375,364,395	$ (295,368,974)
Service Class
Shares sold	832,520	1,837,138	$ 29,708,347	$ 66,530,853
Reinvestment of distributions	4,051,975	1,273,220	138,699,106	47,987,655
Shares redeemed	(3,565,546)	(6,372,556)	(126,743,641)	(228,362,389)
Net increase (decrease)	1,318,949	(3,262,198)	$ 41,663,812	$ (113,843,881)
Service Class 2
Shares sold	10,031,420	19,214,314	$ 352,756,498	$ 682,228,630
Reinvestment of distributions	21,461,093	6,379,240	723,024,235	236,988,770
Shares redeemed	(15,262,060)	(37,694,574)	(536,514,066)	(1,326,668,678)
Net increase (decrease)	16,230,453	(12,101,020)	$ 539,266,667	$ (407,451,278)
Service Class 2R
Shares sold	11,068	17,673	$ 389,193	$ 616,866
Reinvestment of distributions	25,733	7,591	865,388	281,535
Shares redeemed	(321,045)	(55,287)	(11,097,459)	(1,946,621)
Net increase (decrease)	(284,244)	(30,023)	$ (9,842,878)	$ (1,048,220)
Investor Class
Shares sold	1,205,867	2,779,701	$ 43,127,578	$ 99,365,365
Reinvestment of distributions	2,893,346	904,781	98,981,356	34,083,095
Shares redeemed	(669,777)	(1,288,330)	(23,935,938)	(46,228,026)
Net increase (decrease)	3,429,436	2,396,152	$ 118,172,996	$ 87,220,434

A All Service Class 2R shares were converted on April 30, 2015.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 21% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCON-SANN-0815
1.705691.117

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	1.01%
Actual		$ 1,000.00	$ 1,050.90	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06
Service Class	1.12%
Actual		$ 1,000.00	$ 1,050.20	$ 5.69
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61
Service Class 2	1.26%
Actual		$ 1,000.00	$ 1,049.70	$ 6.40
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.31
Investor Class	1.09%
Actual		$ 1,000.00	$ 1,049.70	$ 5.54
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2015
United States of America*	16.2%
United Kingdom	15.2%
Japan	9.3%
France	6.5%
Switzerland	5.0%
Germany	4.9%
India	4.9%
Ireland	3.2%
Australia	3.0%
Other	31.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
As of December 31, 2014
United States of America*	17.2%
United Kingdom	14.9%
Japan	5.8%
India	5.3%
Switzerland	5.3%
France	4.9%
Germany	4.7%
Canada	4.5%
Australia	3.5%
Other	33.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
Asset Allocation as of June 30, 2015
	% of fund's net assets	% of fund's net asset 6 months ago
Stocks	99.3	98.6
Short-Term Investments and Net Other Assets (Liabilities)	0.7	1.4
Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG sponsored ADR (Switzerland, Pharmaceuticals)	1.6	1.6
Bayer AG (Germany, Pharmaceuticals)	1.0	0.9
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	0.9	0.0
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	0.9	0.8
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	0.9	0.9
Anheuser-Busch InBev SA NV (Belgium, Beverages)	0.9	0.8
AIA Group Ltd. (Hong Kong, Insurance)	0.8	0.7
Naspers Ltd. Class N (South Africa, Media)	0.8	0.7
Prudential PLC (United Kingdom, Insurance)	0.7	0.7
Valeant Pharmaceuticals International (Canada) (Canada, Pharmaceuticals)	0.7	0.6
	9.2
Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.0	20.0
Industrials	19.7	18.6
Health Care	17.1	15.9
Information Technology	15.6	9.6
Financials	12.5	15.3
Materials	8.8	10.3
Consumer Staples	4.9	6.6
Telecommunication Services	0.7	1.4
Energy	0.0	0.9

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Australia - 3.0%
Amcor Ltd.	76,425	$ 809,010
CSL Ltd.	15,246	1,017,151
DuluxGroup Ltd.	161,777	713,965
Ramsay Health Care Ltd.	17,015	806,973
realestate.com.au Ltd.	24,793	750,050
Sydney Airport unit	197,262	757,944
Transurban Group unit	106,463	763,916
TOTAL AUSTRALIA		5,619,009
Bailiwick of Jersey - 2.4%
Delphi Automotive PLC	8,100	689,229
Experian PLC	43,700	795,811
Shire PLC	14,130	1,135,339
Wolseley PLC	13,070	834,387
WPP PLC	39,900	895,603
TOTAL BAILIWICK OF JERSEY		4,350,369
Belgium - 0.9%
Anheuser-Busch InBev SA NV	13,198	1,588,254
Bermuda - 0.4%
Signet Jewelers Ltd.	5,600	718,144
Brazil - 2.0%
BB Seguridade Participacoes SA	70,400	772,133
Cielo SA	56,076	790,341
Kroton Educacional SA	191,100	730,816
Qualicorp SA	125,500	795,602
Weg SA	111,900	685,631
TOTAL BRAZIL		3,774,523
Canada - 2.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	21,100	902,621
Canadian National Railway Co.	20,790	1,199,461
Canadian Pacific Railway Ltd.	6,100	976,879
Constellation Software, Inc.	1,750	694,760
Valeant Pharmaceuticals International (Canada) (a)	5,900	1,308,817
TOTAL CANADA		5,082,538
Cayman Islands - 1.7%
Alibaba Group Holding Ltd. sponsored ADR	9,330	767,579
Baidu.com, Inc. sponsored ADR (a)	3,600	716,688
Tencent Holdings Ltd.	83,750	1,674,710
TOTAL CAYMAN ISLANDS		3,158,977

	Shares	Value
Denmark - 1.3%
Coloplast A/S Series B	11,900	$ 780,838
Novo Nordisk A/S Series B sponsored ADR	30,000	1,642,800
TOTAL DENMARK		2,423,638
Finland - 0.9%
Kone Oyj (B Shares)	20,000	811,611
Sampo Oyj (A Shares)	19,200	904,366
TOTAL FINLAND		1,715,977
France - 6.5%
Air Liquide SA	8,648	1,093,797
Bureau Veritas SA	32,416	746,631
Christian Dior SA	3,721	726,377
Dassault Systemes SA	9,600	698,021
Essilor International SA	7,205	859,477
Hermes International SCA	1,900	708,755
Ingenico SA	5,692	668,205
Korian-Medica	21,100	701,231
L'Oreal SA	5,900	1,052,418
Natixis SA	105,400	758,496
Orpea (c)	10,500	734,547
Publicis Groupe SA	10,171	752,012
Safran SA	13,190	893,909
Sodexo SA	8,030	762,552
Zodiac Aerospace	22,530	733,433
TOTAL FRANCE		11,889,861
Germany - 4.5%
Bayer AG	13,310	1,862,993
Continental AG	3,800	899,182
CTS Eventim AG	19,741	719,780
Fresenius SE & Co. KGaA	14,200	911,067
Henkel AG & Co. KGaA	9,768	930,974
KUKA AG (a)	8,900	741,384
ProSiebenSat.1 Media AG	15,560	768,475
Symrise AG	11,500	713,733
Wirecard AG	18,500	708,459
TOTAL GERMANY		8,256,047
Hong Kong - 1.2%
AIA Group Ltd.	229,400	1,501,900
Techtronic Industries Co. Ltd.	230,000	753,656
TOTAL HONG KONG		2,255,556
India - 4.9%
Adani Ports & Special Economic Zone	151,915	735,934
Amara Raja Batteries Ltd. (a)	54,194	753,204
Asian Paints India Ltd.	66,972	795,921
Axis Bank Ltd. (a)	82,292	723,701
HCL Technologies Ltd.	52,213	755,574
HDFC Bank Ltd.	42,227	823,542
Housing Development Finance Corp. Ltd.	52,493	1,070,744
Common Stocks - continued
	Shares	Value
India - continued
LIC Housing Finance Ltd.	108,423	$ 769,184
Sun Pharmaceutical Industries Ltd. (a)	62,133	854,988
Tata Consultancy Services Ltd.	21,887	878,449
Titan Co. Ltd. (a)	126,940	773,796
TOTAL INDIA		8,935,037
Indonesia - 0.5%
PT Bank Central Asia Tbk	851,600	862,299
Ireland - 3.2%
Accenture PLC Class A	7,300	706,494
Allegion PLC	11,900	715,666
Allergan PLC (a)	2,343	711,007
CRH PLC	32,900	923,066
Kerry Group PLC Class A	10,130	750,900
Kingspan Group PLC (Ireland)	29,400	709,613
Medtronic PLC	9,500	703,950
Perrigo Co. PLC	4,022	743,386
TOTAL IRELAND		5,964,082
Isle of Man - 0.4%
Playtech Ltd.	57,249	736,261
Israel - 1.5%
Check Point Software Technologies Ltd. (a)	9,730	774,022
Frutarom Industries Ltd.	19,200	805,352
Teva Pharmaceutical Industries Ltd. sponsored ADR	20,800	1,229,280
TOTAL ISRAEL		2,808,654
Italy - 0.8%
Luxottica Group SpA	11,100	738,349
Recordati SpA (a)	34,500	723,476
TOTAL ITALY		1,461,825
Japan - 9.3%
Astellas Pharma, Inc.	72,600	1,035,448
Daikin Industries Ltd.	11,030	793,915
Dentsu, Inc.	16,300	844,401
Fanuc Corp.	5,600	1,147,592
Hoya Corp.	23,800	954,256
Kansai Paint Co. Ltd.	47,000	728,512
Keyence Corp.	1,764	952,158
M3, Inc.	35,600	716,160
Misumi Group, Inc.	49,800	707,214
Nidec Corp.	11,300	845,667
Nippon Paint Holdings Co. Ltd.	26,500	748,110
OBIC Co. Ltd.	17,300	771,810
Olympus Corp.	23,900	826,057
OMRON Corp.	17,800	773,755
Rakuten, Inc.	54,700	883,844
SHIMANO, Inc.	5,500	750,500

	Shares	Value
SK Kaken Co. Ltd.	8,000	$ 803,366
SMC Corp.	2,700	813,298
SoftBank Corp.	21,600	1,272,305
Unicharm Corp.	32,900	782,143
TOTAL JAPAN		17,150,511
Korea (South) - 0.4%
NAVER Corp.	1,362	771,292
Luxembourg - 0.4%
Grand City Properties SA	42,827	743,639
Mexico - 2.3%
Grupo Aeroportuario del Pacifico SA de CV Series B	95,600	655,195
Grupo Aeroportuario del Sureste SA de CV Series B	48,645	690,826
Grupo Aeroportuario Norte S.A.B. de CV	140,900	693,586
Grupo GICSA SA de CV (a)	662,000	692,852
Grupo Televisa SA de CV (CPO) sponsored ADR	20,230	785,329
Megacable Holdings S.A.B. de CV unit	167,996	705,225
TOTAL MEXICO		4,223,013
Netherlands - 1.3%
IMCD Group BV	18,312	663,492
Reed Elsevier NV	41,642	990,484
Sensata Technologies Holding BV (a)	13,500	711,990
TOTAL NETHERLANDS		2,365,966
Norway - 0.4%
Schibsted ASA (B Shares)	22,830	709,902
Philippines - 2.4%
Ayala Corp.	42,970	752,506
GT Capital Holdings, Inc.	23,920	724,318
International Container Terminal Services, Inc.	291,320	711,655
SM Investments Corp.	36,992	733,919
SM Prime Holdings, Inc.	1,777,400	787,224
Universal Robina Corp.	170,330	732,505
TOTAL PHILIPPINES		4,442,127
South Africa - 2.3%
Aspen Pharmacare Holdings Ltd.	25,400	751,603
Discovery Ltd.	74,200	771,336
FirstRand Ltd.	181,600	795,899
Naspers Ltd. Class N	8,860	1,380,051
Sanlam Ltd.	91,300	497,850
TOTAL SOUTH AFRICA		4,196,739
Spain - 1.3%
Aena SA	6,970	728,407
Amadeus IT Holding SA Class A	23,330	929,968
Grifols SA ADR	24,900	771,153
TOTAL SPAIN		2,429,528
Common Stocks - continued
	Shares	Value
Sweden - 1.2%
ASSA ABLOY AB (B Shares)	42,980	$ 809,324
Hexagon AB (B Shares)	19,900	721,118
HEXPOL AB (B Shares)	67,700	697,837
TOTAL SWEDEN		2,228,279
Switzerland - 5.0%
Compagnie Financiere Richemont SA Series A	13,086	1,063,602
DKSH Holding AG	7,189	519,789
Geberit AG (Reg.)	2,310	770,124
Givaudan SA	490	847,981
Novartis AG sponsored ADR	29,820	2,932,494
Partners Group Holding AG	2,260	675,619
SGS SA (Reg.)	420	766,373
Sika AG (Bearer)	230	811,316
TE Connectivity Ltd.	11,500	739,450
TOTAL SWITZERLAND		9,126,748
Taiwan - 1.4%
Largan Precision Co. Ltd.	8,000	912,651
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (c)	75,900	1,723,689
TOTAL TAIWAN		2,636,340
Thailand - 0.4%
Airports of Thailand PLC (For. Reg.)	84,200	755,425
Turkey - 0.4%
TAV Havalimanlari Holding A/S	90,000	763,964
United Arab Emirates - 0.8%
DP World Ltd.	36,075	772,005
First Gulf Bank PJSC	176,942	732,260
TOTAL UNITED ARAB EMIRATES		1,504,265
United Kingdom - 15.2%
AA PLC	134,679	784,455
Aon PLC	7,330	730,654
Ashtead Group PLC	46,300	799,510
Auto Trader Group PLC	156,100	747,835
BCA Marketplace PLC	293,000	727,394
Berkeley Group Holdings PLC	13,900	730,779
Bunzl PLC	28,258	771,679
Burberry Group PLC	33,200	819,520
Capita Group PLC	38,800	754,741
Close Brothers Group PLC	29,600	710,658
Compass Group PLC	56,982	942,782
Dignity PLC	21,366	719,434
Diploma PLC	58,789	746,368
Essentra PLC	47,475	740,729
Halma PLC	62,200	744,716
Hargreaves Lansdown PLC	35,800	648,571
Howden Joinery Group PLC	89,652	728,980
Imperial Tobacco Group PLC	23,819	1,147,843
Inchcape PLC	55,100	702,130

	Shares	Value
InterContinental Hotel Group PLC	19,200	$ 774,082
Intertek Group PLC	19,880	765,293
ITV PLC	179,554	742,833
Johnson Matthey PLC	13,646	651,386
JUST EAT Ltd. (a)	118,759	759,089
London Stock Exchange Group PLC	22,490	837,497
Melrose PLC	100,800	391,995
Persimmon PLC	24,600	763,392
Prudential PLC	56,186	1,354,058
Reckitt Benckiser Group PLC	13,130	1,132,257
Rightmove PLC	14,316	737,129
Sophos Group PLC (a)	156,004	573,584
Spire Healthcare Group PLC	143,717	751,965
St. James's Place Capital PLC	53,505	761,672
Standard Life PLC	119,119	831,016
The Restaurant Group PLC	68,073	744,440
Whitbread PLC	10,491	815,298
TOTAL UNITED KINGDOM		28,085,764
United States of America - 15.5%
A.O. Smith Corp.	9,713	699,142
Adobe Systems, Inc. (a)	9,300	753,393
Alliance Data Systems Corp. (a)	2,500	729,850
AmerisourceBergen Corp.	7,500	797,550
Amphenol Corp. Class A	13,560	786,073
AutoZone, Inc. (a)	988	658,897
Biogen, Inc. (a)	1,780	719,013
Cerner Corp. (a)	11,000	759,660
Cytec Industries, Inc.	12,000	726,360
Domino's Pizza, Inc.	6,300	714,420
Ecolab, Inc.	6,210	702,165
Fidelity National Information Services, Inc.	11,700	723,060
Fiserv, Inc. (a)	8,736	723,603
FleetCor Technologies, Inc. (a)	4,600	717,876
Gartner, Inc. Class A (a)	8,080	693,102
Google, Inc. Class C	1,380	718,304
Henry Schein, Inc. (a)	5,130	729,076
Home Depot, Inc.	6,630	736,792
International Flavors & Fragrances, Inc.	6,800	743,172
L Brands, Inc.	9,000	771,570
Lowe's Companies, Inc.	11,200	750,064
MasterCard, Inc. Class A	7,760	725,405
McGraw Hill Financial, Inc.	6,611	664,075
McKesson Corp.	3,280	737,377
Mettler-Toledo International, Inc. (a)	2,130	727,310
Middleby Corp. (a)	6,400	718,272
Moody's Corp.	6,820	736,287
NIKE, Inc. Class B	6,630	716,173
PPG Industries, Inc.	6,390	733,061
Priceline Group, Inc. (a)	700	805,959
Sherwin-Williams Co.	2,520	693,050
Starbucks Corp.	13,900	745,249
Stericycle, Inc. (a)	5,200	696,332
Common Stocks - continued
	Shares	Value
United States of America - continued
The Walt Disney Co.	6,300	$ 719,082
TransDigm Group, Inc.	3,200	718,944
Union Pacific Corp.	8,180	780,127
Valspar Corp.	8,790	719,198
Visa, Inc. Class A	10,400	698,360
Wyndham Worldwide Corp.	9,500	778,145
TOTAL UNITED STATES OF AMERICA		28,465,548
TOTAL COMMON STOCKS (Cost $163,977,405)		182,200,101
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Sartorius AG (non-vtg.) (Cost $397,294)	3,935	731,521
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	1,168,959	$ 1,168,959
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	2,489,260	2,489,260
TOTAL MONEY MARKET FUNDS (Cost $3,658,219)		3,658,219
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $168,032,918)	186,589,841
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(2,386,091)
NET ASSETS - 100%	$ 184,203,750
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security is on loan at period end.
(d) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,832
Fidelity Securities Lending Cash Central Fund	12,782
Total	$ 14,614
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 36,844,658	$ 31,608,742	$ 5,235,916	$ -
Consumer Staples	9,019,915	6,299,404	2,720,511	-
Financials	22,634,356	19,733,055	2,901,301	-
Health Care	31,463,565	30,328,226	1,135,339	-
Industrials	36,536,032	35,690,365	845,667	-
Information Technology	28,959,704	27,284,994	1,674,710	-
Materials	16,201,087	15,278,021	923,066	-
Telecommunication Services	1,272,305	-	1,272,305	-
Money Market Funds	3,658,219	3,658,219	-	-
Total Investments in Securities:	$ 186,589,841	$ 169,881,026	$ 16,708,815	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 2,451,627
Level 2 to Level 1	$ 22,633,785

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,423,385) - See accompanying schedule: Unaffiliated issuers (cost $164,374,699)	$ 182,931,622
Fidelity Central Funds (cost $3,658,219)	3,658,219
Total Investments (cost $168,032,918)		$ 186,589,841
Cash		15,036
Foreign currency held at value (cost $4,207)		4,208
Receivable for investments sold		2,718,872
Receivable for fund shares sold		793,192
Dividends receivable		306,167
Distributions receivable from Fidelity Central Funds		1,848
Other receivables		99,618
Total assets		190,528,782

Liabilities
Payable for investments purchased	$ 3,508,947
Payable for fund shares redeemed	57
Accrued management fee	107,474
Distribution and service plan fees payable	923
Other affiliated payables	29,020
Other payables and accrued expenses	189,351
Collateral on securities loaned, at value	2,489,260
Total liabilities		6,325,032

Net Assets		$ 184,203,750
Net Assets consist of:
Paid in capital		$ 173,055,787
Undistributed net investment income		990,645
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,308,155)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,465,473
Net Assets		$ 184,203,750

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($20,651,139 ÷ 1,512,822 shares)	$ 13.65

Service Class: Net Asset Value, offering price and redemption price per share ($227,488 ÷ 16,706 shares)	$ 13.62

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,852,530 ÷ 284,569 shares)	$ 13.54

Investor Class: Net Asset Value, offering price and redemption price per share ($159,472,593 ÷ 11,773,801 shares)	$ 13.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 2,003,037
Income from Fidelity Central Funds		14,614
Income before foreign taxes withheld		2,017,651
Less foreign taxes withheld		(147,384)
Total income		1,870,267

Expenses
Management fee	$ 562,510
Transfer agent fees	109,748
Distribution and service plan fees	4,543
Accounting and security lending fees	41,844
Custodian fees and expenses	123,198
Independent trustees' compensation	316
Audit	34,622
Legal	148
Miscellaneous	519
Total expenses before reductions	877,448
Expense reductions	(14,737)	862,711
Net investment income (loss)		1,007,556
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $8,903)	2,960,683
Foreign currency transactions	24,479
Total net realized gain (loss)		2,985,162
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $55,257)	2,567,570
Assets and liabilities in foreign currencies	8,159
Total change in net unrealized appreciation (depreciation)		2,575,729
Net gain (loss)		5,560,891
Net increase (decrease) in net assets resulting from operations		$ 6,568,447

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,007,556	$ 879,757
Net realized gain (loss)	2,985,162	3,624,629
Change in net unrealized appreciation (depreciation)	2,575,729	(1,334,157)
Net increase (decrease) in net assets resulting from operations	6,568,447	3,170,229
Distributions to shareholders from net investment income	(235,902)	(470,310)
Share transactions - net increase (decrease)	42,952,881	22,251,301
Redemption fees	7,314	17,455
Total increase (decrease) in net assets	49,292,740	24,968,675

Net Assets
Beginning of period	134,911,010	109,942,335
End of period (including undistributed net investment income of $990,645 and undistributed net investment income of $218,991, respectively)	$ 184,203,750	$ 134,911,010

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.01	$ 12.68	$ 10.50	$ 8.42	$ 9.74	$ 8.60
Income from Investment Operations
Net investment income (loss) E	.09	.10	.10	.10	.08	.10
Net realized and unrealized gain (loss)	.57	.28	2.17	2.08	(1.30)	1.24
Total from investment operations	.66	.38	2.27	2.18	(1.22)	1.34
Distributions from net investment income	(.02)	(.05)	(.08)	(.10)	(.09)	(.11)
Distributions from net realized gain	-	-	(.01)	-	(.01)	(.10)
Total distributions	(.02)	(.05)	(.09)	(.10)	(.10)	(.20)J
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.65	$ 13.01	$ 12.68	$ 10.50	$ 8.42	$ 9.74
Total ReturnB, C, D	5.09%	3.01%	21.62%	25.91%	(12.57)%	15.73%
Ratios to Average Net Assets F, H
Expenses before reductions	1.01%A	1.10%	1.17%	1.25%	1.30%	1.60%
Expenses net of fee waivers, if any	1.01%A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	.99%A	1.09%	1.07%	1.05%	1.03%	.96%
Net investment income (loss)	1.32%A	.78%	.84%	1.07%	.88%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,651	$ 1,464	$ 2,404	$ 573	$ 511	$ 732
Portfolio turnover rateG	189%A	183%	153%	137%	236%	463%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 12.66	$ 10.49	$ 8.41	$ 9.72	$ 8.58
Income from Investment Operations
Net investment income (loss) E	.08	.09	.08	.09	.07	.10
Net realized and unrealized gain (loss)	.57	.28	2.17	2.08	(1.29)	1.23
Total from investment operations	.65	.37	2.25	2.17	(1.22)	1.33
Distributions from net investment income	(.02)	(.04)	(.07)	(.09)	(.08)	(.10)
Distributions from net realized gain	-	-	(.01)	-	(.01)	(.10)
Total distributions	(.02)	(.04)	(.08)	(.09)	(.09)	(.19) J
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.62	$ 12.99	$ 12.66	$ 10.49	$ 8.41	$ 9.72
Total ReturnB, C, D	5.02%	2.93%	21.44%	25.83%	(12.60)%	15.65%
Ratios to Average Net Assets F, H
Expenses before reductions	1.12%A	1.21%	1.28%	1.35%	1.42%	1.67%
Expenses net of fee waivers, if any	1.12%A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.10%A	1.19%	1.17%	1.15%	1.14%	1.05%
Net investment income (loss)	1.22%A	.68%	.73%	.96%	.78%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 227	$ 114	$ 111	$ 94	$ 75	$ 100
Portfolio turnover rateG	189%A	183%	153%	137%	236%	463%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.19 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 12.61	$ 10.46	$ 8.40	$ 9.72	$ 8.57
Income from Investment Operations
Net investment income (loss) E	.07	.07	.07	.08	.06	.08
Net realized and unrealized gain (loss)	.57	.27	2.16	2.07	(1.30)	1.24
Total from investment operations	.64	.34	2.23	2.15	(1.24)	1.32
Distributions from net investment income	(.02)	(.03)	(.07)	(.09)	(.07)	(.07)
Distributions from net realized gain	-	-	(.01)	-	(.01)	(.10)
Total distributions	(.02)	(.03)	(.08)	(.09)	(.08)	(.17)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.54	$ 12.92	$ 12.61	$ 10.46	$ 8.40	$ 9.72
Total ReturnB, C, D	4.97%	2.71%	21.33%	25.61%	(12.74)%	15.53%
Ratios to Average Net Assets F, H
Expenses before reductions	1.26%A	1.35%	1.46%	1.49%	1.58%	1.88%
Expenses net of fee waivers, if any	1.26%A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.25%A	1.34%	1.32%	1.29%	1.28%	1.21%
Net investment income (loss)	1.07%A	.54%	.59%	.82%	.63%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,852	$ 2,360	$ 2,374	$ 1,476	$ 166	$ 115
Portfolio turnover rateG	189%A	183%	153%	137%	236%	463%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 12.59	$ 10.43	$ 8.37	$ 9.69	$ 8.56
Income from Investment Operations
Net investment income (loss) E	.08	.09	.09	.09	.07	.10
Net realized and unrealized gain (loss)	.56	.29	2.15	2.07	(1.29)	1.23
Total from investment operations	.64	.38	2.24	2.16	(1.22)	1.33
Distributions from net investment income	(.02)	(.05)	(.07)	(.10)	(.09)	(.11)
Distributions from net realized gain	-	-	(.01)	-	(.01)	(.10)
Total distributions	(.02)	(.05)	(.08)	(.10)	(.10)	(.20)J
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.54	$ 12.92	$ 12.59	$ 10.43	$ 8.37	$ 9.69
Total ReturnB, C, D	4.97%	2.99%	21.50%	25.81%	(12.63)%	15.69%
Ratios to Average Net Assets F, H
Expenses before reductions	1.09%A	1.19%	1.26%	1.34%	1.39%	1.63%
Expenses net of fee waivers, if any	1.09%A	1.18%	1.18%	1.18%	1.18%	1.18%
Expenses net of all reductions	1.07%A	1.17%	1.15%	1.13%	1.12%	1.04%
Net investment income (loss)	1.24%A	.71%	.75%	.99%	.80%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 159,473	$ 112,479	$ 87,029	$ 40,107	$ 25,262	$ 29,249
Portfolio turnover rateG	189%A	183%	153%	137%	236%	463%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares (formerly Investor Class R). The Fund offered Initial Class R shares, Service Class R shares and Service Class 2R shares during the period December 22, 2004 through April 30, 2015, and all outstanding shares were converted to Initial Class shares, Service Class shares and Service Class 2 shares, respectively, by April 30, 2015. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015 including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partner-ships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,051,926
Gross unrealized depreciation	3,839,566
Net unrealized appreciation (depreciation) on securities	$ 18,212,360

Tax cost	$ 168,377,481

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (5,936,849)
2017	(4,429,182)
Total capital loss carryforward	$ (10,366,031)

Trading (Redemption) Fees. Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares, held by investors less than 60 days may have been subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. These redemption fees were eliminated effective April 30, 2015.

4. Purchases and Sales of Investments.

Purchases and sales of securities short-term securities, aggregated $194,567,483 and $150,066,413, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 79
Service Class 2	4,318
Service Class R	39*
Service Class 2R	107*
$ 4,543

* For the period January 1, 2015 through April 30, 2015.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 2,675
Service Class	57
Service Class 2	1,140
Initial Class R	4,554*
Service Class R	31*
Service Class 2R	33*
Investor Class	101,258
$ 109,748

* For the period January 1, 2015 through April 30, 2015.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $773 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $ 4,606.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $109 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Fund. Total security lending income during the period amounted to $12,782. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,533 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $30.

In addition, the investment adviser reimbursed and/ or waived a portion of the Fund's operating expenses, including certain Investor Class expenses, during the period in the amount of $ 2,174.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015A	Year ended December 31, 2014
From net investment income
Initial Class	$ 2,473	$ 5,966
Service Class	193	351
Service Class 2	4,295	4,856
Initial Class R	30,057	73,565
Service Class R	193	351
Service Class 2R	211	202
Investor Class	198,480	385,019
Total	$ 235,902	$ 470,310

A All Initial Class R shares, Service Class R shares and Service Class 2R shares were converted on April 30, 2015.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015A	Year ended December 31, 2014	Six months ended June 30, 2015A	Year ended December 31, 2014
Initial Class
Shares sold	1,516,521	73,822	$ 20,887,820	$ 945,161
Reinvestment of distributions	184	467	2,473	5,966
Shares redeemed	(116,441)	(151,274)	(1,611,225)	(1,947,806)
Net increase (decrease)	1,400,264	(76,985)	$ 19,279,068	$ (996,679)
Service Class
Shares sold	8,788	-	$ 120,747	$ -
Reinvestment of distributions	14	28	193	351
Shares redeemed	(884)	(25)	(12,078)	(325)
Net increase (decrease)	7,918	3	$ 108,862	$ 26
Service Class 2
Shares sold	238,398	228,423	$ 3,220,040	$ 2,943,522
Reinvestment of distributions	322	382	4,295	4,856
Shares redeemed	(136,790)	(234,462)	(1,851,479)	(2,946,637)
Net increase (decrease)	101,930	(5,657)	$ 1,372,856	$ 1,741
Initial Class R
Shares sold	153,466	336,042	$ 2,092,776	$ 4,320,757
Reinvestment of distributions	2,235	5,755	30,057	73,565
Shares redeemed	(1,558,942)	(341,258)	(21,424,694)	(4,356,999)
Net increase (decrease)	(1,403,241)	539	$ (19,301,861)	$ 37,323
Service Class R
Reinvestment of distributions	14	28	193	351
Shares redeemed	(8,802)	(25)	(120,941)	(325)
Net increase (decrease)	(8,788)	3	$ (120,748)	$ 26
Service Class 2R
Reinvestment of distributions	16	16	211	202
Shares redeemed	(9,624)	(13)	(132,014)	(173)
Net increase (decrease)	(9,608)	3	$ (131,803)	$ 29
Investor Class
Shares sold	3,279,036	2,582,554	$ 44,633,624	$ 33,136,772
Reinvestment of distributions	14,867	30,327	198,480	385,019
Shares redeemed	(229,115)	(813,789)	(3,085,597)	(10,312,956)
Net increase (decrease)	3,064,788	1,799,092	$ 41,746,507	$ 23,208,835

A All Initial Class R shares, Service Class R shares and Service Class 2R shares were converted on April 30, 2015.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 97% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCAP-SANN-0815
1.818378.110

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	1.09%
Actual		$ 1,000.00	$ 1,009.40	$ 5.43
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Service Class	1.20%
Actual		$ 1,000.00	$ 1,008.30	$ 5.98
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2	1.34%
Actual		$ 1,000.00	$ 1,008.30	$ 6.67
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Investor Class	1.17%
Actual		$ 1,000.00	$ 1,008.40	$ 5.83
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2015
India	12.9%
China	10.5%
South Africa	8.6%
Brazil	7.9%
Mexico	7.5%
United States of America*	7.5%
Cayman Islands	6.7%
Taiwan	5.9%
Korea (South)	5.3%
Other	27.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2014
India	11.1%
South Africa	10.3%
Brazil	9.1%
Indonesia	6.9%
United States of America*	6.2%
Cayman Islands	6.1%
Korea (South)	6.1%
Mexico	5.8%
Taiwan	5.5%
Other	32.9%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.4	99.1
Short-Term Investments and Net Other Assets (Liabilities)	2.6	0.9
Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.0	4.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.0	3.2
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.9	2.4
Naspers Ltd. Class N (South Africa, Media)	2.0	1.8
Ping An Insurance (Group) Co. of China Ltd. (China, Insurance)	1.3	0.0
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.3	1.1
China Life Insurance Co. Ltd. (H Shares) (China, Insurance)	1.3	0.0
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.2	1.3
Ambev SA sponsored ADR (Brazil, Beverages)	1.1	1.2
Grupo Televisa SA de CV (Mexico, Media)	1.0	0.9
	19.1
Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	22.3
Information Technology	21.2	20.0
Consumer Discretionary	15.3	18.2
Industrials	14.2	12.9
Health Care	7.9	6.5
Consumer Staples	6.3	8.1
Telecommunication Services	2.8	2.3
Materials	2.6	6.2
Utilities	1.9	0.8
Energy	0.6	1.8

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Argentina - 0.0%
Grupo Financiero Galicia SA sponsored ADR	1,168	$ 21,947
Australia - 0.9%
Amcor Ltd.	78,205	827,852
Sydney Airport unit	239,941	921,930
TOTAL AUSTRALIA		1,749,782
Bermuda - 2.7%
Brilliance China Automotive Holdings Ltd.	820,000	1,280,002
China Gas Holdings Ltd.	642,000	1,028,651
China Resources Gas Group Ltd.	350,000	1,038,502
Credicorp Ltd. (United States)	9,476	1,316,406
PAX Global Technology Ltd. (a)	570,000	817,695
TOTAL BERMUDA		5,481,256
Brazil - 6.8%
BB Seguridade Participacoes SA	121,400	1,331,491
Brasil Foods SA	79,200	1,673,107
CCR SA	248,000	1,189,309
Cetip SA - Mercados Organizado	81,100	888,967
Cielo SA	116,332	1,639,596
FPC Par Corretora de Seguros (a)	172,800	753,648
Kroton Educacional SA	306,100	1,170,605
Linx SA	55,200	861,795
Qualicorp SA	159,600	1,011,777
Smiles SA	56,000	949,033
Ultrapar Participacoes SA	58,400	1,234,081
Weg SA	204,980	1,255,948
TOTAL BRAZIL		13,959,357
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	39,800	829,830
Cayman Islands - 6.7%
Alibaba Group Holding Ltd. sponsored ADR	12,300	1,011,921
Autohome, Inc. ADR Class A (a)	20,400	1,031,016
Baidu.com, Inc. sponsored ADR (a)	4,300	856,044
Bitauto Holdings Ltd. ADR (a)	16,610	847,941
Car, Inc.	405,000	862,086
ENN Energy Holdings Ltd.	170,000	1,025,279
Sino Biopharmaceutical Ltd.	964,000	1,119,260
Tencent Holdings Ltd.	301,100	6,020,956
Vipshop Holdings Ltd. ADR (a)	43,400	965,650
TOTAL CAYMAN ISLANDS		13,740,153
China - 10.5%
Beijing Capital International Airport Co. Ltd. (H Shares)	762,000	878,828
China International Travel Service Corp. Ltd. (A Shares)	70,816	757,152
China Life Insurance Co. Ltd. (H Shares)	599,000	2,599,804
China Merchants Bank Co. Ltd. (H Shares)	546,500	1,593,346

	Shares	Value
China Pacific Insurance (Group) Co. Ltd. (H Shares)	330,200	$ 1,584,643
Daqin Railway Co. Ltd. (A Shares)	482,900	1,093,358
Fuyao Glass Industries Group Co. Ltd. (a)	336,800	824,669
Inner Mongoli Yili Industries Co. Ltd.	341,800	1,041,771
Jiangsu Hengrui Medicine Co. Ltd.	125,644	902,465
Kweichow Moutai Co. Ltd.	23,011	956,101
PICC Property & Casualty Co. Ltd. (H Shares)	643,297	1,465,594
Ping An Insurance (Group) Co. of China Ltd.	208,000	2,748,512
Qingdao Haier Co. Ltd.	204,700	1,001,218
Shanghai International Airport Co. Ltd.	214,300	1,095,518
Weifu High-Technology Co. Ltd. (B Shares)	226,776	920,088
Zhengzhou Yutong Bus Co. Ltd.	285,850	947,302
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	153,500	1,150,525
TOTAL CHINA		21,560,894
Egypt - 0.6%
Commercial International Bank SAE sponsored GDR	169,100	1,242,885
France - 1.7%
Ingenico SA	8,006	939,854
LVMH Moet Hennessy - Louis Vuitton SA	5,139	900,346
Safran SA	12,900	874,255
Zodiac Aerospace	24,600	800,819
TOTAL FRANCE		3,515,274
Germany - 0.4%
Wirecard AG	20,000	765,902
Hong Kong - 1.5%
AIA Group Ltd.	154,200	1,009,559
CSPC Pharmaceutical Group Ltd.	1,070,000	1,057,363
Techtronic Industries Co. Ltd.	280,500	919,132
TOTAL HONG KONG		2,986,054
India - 12.9%
Adani Ports & Special Economic Zone	202,973	983,278
Asian Paints India Ltd.	99,132	1,178,123
Axis Bank Ltd. (a)	112,832	992,279
Bharti Infratel Ltd.	141,982	998,549
Exide Industries Ltd.	377,656	881,183
HCL Technologies Ltd.	96,415	1,395,220
HDFC Bank Ltd.	57,696	1,125,230
Housing Development Finance Corp. Ltd.	128,033	2,611,597
ICICI Bank Ltd. (a)	259,231	1,260,397
IndusInd Bank Ltd.	53,699	762,174
ITC Ltd. (a)	326,626	1,619,558
Just Dial Ltd.	45,830	914,967
Larsen & Toubro Ltd. (a)	54,364	1,524,904
LIC Housing Finance Ltd.	154,291	1,094,584
Lupin Ltd.	40,224	1,193,622
Maruti Suzuki India Ltd. (a)	15,656	1,031,984
Common Stocks - continued
	Shares	Value
India - continued
Sun Pharmaceutical Industries Ltd. (a)	116,358	$ 1,601,158
Tata Consultancy Services Ltd.	45,203	1,814,252
Tata Motors Ltd. (a)	174,880	1,187,234
The Jammu & Kashmir Bank Ltd.	52,281	82,750
Titan Co. Ltd. (a)	182,380	1,111,745
Zee Entertainment Enterprises Ltd.	183,708	1,063,375
TOTAL INDIA		26,428,163
Indonesia - 4.5%
PT ACE Hardware Indonesia Tbk	22,951,400	1,110,343
PT Bank Central Asia Tbk	1,529,100	1,548,311
PT Bank Rakyat Indonesia Tbk	1,775,040	1,377,961
PT Jasa Marga Tbk	856,900	351,887
PT Kalbe Farma Tbk	7,419,900	932,183
PT Matahari Department Store Tbk	718,200	891,521
PT Media Nusantara Citra Tbk	6,355,000	924,710
PT Surya Citra Media Tbk	4,301,400	927,547
PT Tower Bersama Infrastructure Tbk	1,733,400	1,199,371
TOTAL INDONESIA		9,263,834
Kenya - 0.9%
Kenya Commercial Bank Ltd.	1,508,400	835,258
Safaricom Ltd.	6,034,100	999,355
TOTAL KENYA		1,834,613
Korea (South) - 5.3%
KEPCO Plant Service & Engineering Co. Ltd.	10,380	1,094,037
NAVER Corp.	2,994	1,695,484
Samsung Electronics Co. Ltd.	7,154	8,102,537
TOTAL KOREA (SOUTH)		10,892,058
Mexico - 7.5%
Banregio Grupo Financiero S.A.B. de CV	134,077	776,269
Compartamos S.A.B. de CV (d)	480,700	851,451
Embotelladoras Arca S.A.B. de CV	65,702	373,290
Fomento Economico Mexicano S.A.B. de CV unit	192,600	1,715,172
Gruma S.A.B. de CV Series B	77,300	993,306
Grupo Aeroportuario del Pacifico SA de CV Series B	152,100	1,042,418
Grupo Aeroportuario del Sureste SA de CV Series B	82,030	1,164,938
Grupo Aeroportuario Norte S.A.B. de CV	184,600	908,701
Grupo Financiero Banorte S.A.B. de CV Series O	283,000	1,552,786
Grupo GICSA SA de CV (a)	887,400	928,756
Grupo Televisa SA de CV	270,400	2,100,750
Infraestructura Energetica Nova S.A.B. de CV	159,800	791,400

	Shares	Value
Megacable Holdings S.A.B. de CV unit	248,464	$ 1,043,019
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	106,300	1,138,781
TOTAL MEXICO		15,381,037
Netherlands - 1.3%
Gree Electric Applicances, Inc. ELS (BNP Paribas Arbitrage Warrant Program) warrants 12/10/15 (a)(e)	90,900	936,705
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/6/15 (a)(e)	137,500	993,388
Midea Group ELS (BNP Paribas Arbitrage Warrant Program) warrants 1/6/16 (a)(e)	126,500	760,510
TOTAL NETHERLANDS		2,690,603
Philippines - 4.2%
Ayala Corp.	62,150	1,088,393
GT Capital Holdings, Inc.	33,875	1,025,764
International Container Terminal Services, Inc.	436,800	1,067,043
Jollibee Food Corp.	224,710	982,804
Robinsons Land Corp.	1,450,800	942,308
SM Investments Corp.	60,805	1,206,368
SM Prime Holdings, Inc.	2,663,600	1,179,728
Universal Robina Corp.	272,010	1,169,780
TOTAL PHILIPPINES		8,662,188
South Africa - 8.6%
Alexander Forbes Group Holding	1,138,895	837,836
Aspen Pharmacare Holdings Ltd.	51,684	1,529,364
Bidvest Group Ltd.	51,825	1,312,664
Coronation Fund Managers Ltd.	131,400	890,077
Discovery Ltd.	114,264	1,187,816
FirstRand Ltd.	389,200	1,705,749
Imperial Holdings Ltd.	44	671
Life Healthcare Group Holdings Ltd.	331,972	1,024,076
Mr Price Group Ltd.	55,013	1,132,727
MTN Group Ltd.	126,800	2,384,144
Naspers Ltd. Class N	25,868	4,029,250
Sanlam Ltd.	271,100	1,478,282
TOTAL SOUTH AFRICA		17,512,656
Spain - 0.4%
Amadeus IT Holding SA Class A	21,900	872,966
Switzerland - 0.4%
Compagnie Financiere Richemont SA Series A	11,344	922,016
Taiwan - 5.9%
Advantech Co. Ltd.	142,000	974,271
Catcher Technology Co. Ltd.	113,000	1,411,631
Giant Manufacturing Co. Ltd.	111,000	937,603
Largan Precision Co. Ltd.	14,000	1,597,139
Common Stocks - continued
	Shares	Value
Taiwan - continued
Merida Industry Co. Ltd.	137,050	$ 887,084
Taiwan Semiconductor Manufacturing Co. Ltd.	1,376,000	6,249,886
TOTAL TAIWAN		12,057,614
Thailand - 2.6%
Airports of Thailand PCL (For. Reg.)	133,700	1,199,529
Bangkok Dusit Medical Services PCL (For. Reg.)	1,486,900	867,331
Bumrungrad Hospital PCL (For. Reg.)	168,000	930,224
Kasikornbank PCL (For. Reg.)	219,700	1,229,500
Thai Beverage PCL	1,763,200	1,001,483
TOTAL THAILAND		5,228,067
Turkey - 1.5%
Enka Insaat ve Sanayi A/S	479,777	912,974
Koc Holding A/S	210,000	971,606
TAV Havalimanlari Holding A/S	132,000	1,120,481
TOTAL TURKEY		3,005,061
United Arab Emirates - 1.1%
DP World Ltd.	51,494	1,101,972
First Gulf Bank PJSC	275,613	1,140,602
TOTAL UNITED ARAB EMIRATES		2,242,574
United Kingdom - 2.1%
Al Noor Hospitals Group PLC	70,600	1,048,291
Integrated Diagnostics Holdings PLC (a)	138,000	807,300
InterContinental Hotel Group PLC	18,700	753,923
NMC Health PLC	65,100	813,193
Prudential PLC	38,789	934,798
TOTAL UNITED KINGDOM		4,357,505
United States of America - 4.9%
A.O. Smith Corp.	13,600	978,928
China Biologic Products, Inc. (a)	8,000	921,280
Ecolab, Inc.	8,000	904,560
Google, Inc. Class C	1,904	991,051
International Flavors & Fragrances, Inc.	7,600	830,604
MasterCard, Inc. Class A	10,200	953,496
McGraw Hill Financial, Inc.	7,300	733,285
Moody's Corp.	8,700	939,252

	Shares	Value
PPG Industries, Inc.	8,000	$ 917,760
Valspar Corp.	11,000	900,020
Visa, Inc. Class A	13,100	879,665
TOTAL UNITED STATES OF AMERICA		9,949,901
TOTAL COMMON STOCKS (Cost $175,870,300)		197,154,190
Nonconvertible Preferred Stocks - 1.1%

Brazil - 1.1%
Ambev SA sponsored ADR (Cost $2,615,831)	355,290	2,167,269
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.15% (b)	1,600,088	1,600,088
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	48,830	48,830
TOTAL MONEY MARKET FUNDS (Cost $1,648,918)		1,648,918
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $180,135,049)		200,970,377
NET OTHER ASSETS (LIABILITIES) - 1.8%		3,726,908
NET ASSETS - 100%		$ 204,697,285
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,690,603 or 1.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,026
Fidelity Securities Lending Cash Central Fund	10,501
Total	$ 12,527
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 31,607,384	$ 26,600,482	$ 5,006,902	$ -
Consumer Staples	12,710,837	12,710,837	-	-
Energy	1,234,081	1,234,081	-	-
Financials	50,360,598	39,995,313	10,365,285	-
Health Care	15,758,887	15,758,887	-	-
Industrials	29,150,387	29,150,387	-	-
Information Technology	43,475,115	31,204,273	12,270,842	-
Materials	5,558,919	5,558,919	-	-
Telecommunication Services	5,581,419	5,581,419	-	-
Utilities	3,883,832	3,883,832	-	-
Money Market Funds	1,648,918	1,648,918	-	-
Total Investments in Securities:	$ 200,970,377	$ 173,327,348	$ 27,643,029	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 872,995
Level 2 to Level 1	$ 50,795,970

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $45,600) - See accompanying schedule: Unaffiliated issuers (cost $178,486,131)	$ 199,321,459
Fidelity Central Funds (cost $1,648,918)	1,648,918
Total Investments (cost $180,135,049)		$ 200,970,377
Cash		20,325
Foreign currency held at value (cost $541,919)		542,155
Receivable for investments sold		5,000,740
Receivable for fund shares sold		17,507
Dividends receivable		561,331
Distributions receivable from Fidelity Central Funds		460
Other receivables		17,774
Total assets		207,130,669

Liabilities
Payable for investments purchased	$ 1,719,756
Payable for fund shares redeemed	212,215
Accrued management fee	136,395
Distribution and service plan fees payable	1,873
Other affiliated payables	25,645
Other payables and accrued expenses	288,670
Collateral on securities loaned, at value	48,830
Total liabilities		2,433,384

Net Assets		$ 204,697,285
Net Assets consist of:
Paid in capital		$ 194,188,878
Undistributed net investment income		1,003,926
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,140,269)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,644,750
Net Assets		$ 204,697,285

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($115,529,566 ÷ 12,578,203 shares)	$ 9.18

Service Class: Net Asset Value, offering price and redemption price per share ($85,119 ÷ 9,240 shares)	$ 9.21

Service Class 2: Net Asset Value, offering price and redemption price per share ($8,986,759 ÷ 978,121 shares)	$ 9.19

Investor Class: Net Asset Value, offering price and redemption price per share ($80,095,841 ÷ 8,758,513 shares)	$ 9.14

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 2,316,896
Income from Fidelity Central Funds		12,527
Income before foreign taxes withheld		2,329,423
Less foreign taxes withheld		(228,185)
Total income		2,101,238

Expenses
Management fee	$ 751,211
Transfer agent fees	94,895
Distribution and service plan fees	10,701
Accounting and security lending fees	48,901
Custodian fees and expenses	118,770
Independent trustees' compensation	381
Audit	41,791
Legal	176
Miscellaneous	582
Total expenses before reductions	1,067,408
Expense reductions	(7,462)	1,059,946
Net investment income (loss)		1,041,292
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $83,997)	(5,943,105)
Foreign currency transactions	(5,876)
Total net realized gain (loss)		(5,948,981)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $29,725)	5,661,218
Assets and liabilities in foreign currencies	(1,611)
Total change in net unrealized appreciation (depreciation)		5,659,607
Net gain (loss)		(289,374)
Net increase (decrease) in net assets resulting from operations		$ 751,918

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,041,292	$ 869,812
Net realized gain (loss)	(5,948,981)	(834,452)
Change in net unrealized appreciation (depreciation)	5,659,607	(744,889)
Net increase (decrease) in net assets resulting from operations	751,918	(709,529)
Distributions to shareholders from net investment income	(114,673)	(588,241)
Share transactions - net increase (decrease)	27,020,392	46,288,234
Redemption fees	1,289	6,129
Total increase (decrease) in net assets	27,658,926	44,996,593

Net Assets
Beginning of period	177,038,359	132,041,766
End of period (including undistributed net investment income of $1,003,926 and undistributed net investment income of $77,307, respectively)	$ 204,697,285	$ 177,038,359

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 9.01	$ 8.75	$ 7.74	$ 9.91	$ 8.51
Income from Investment Operations
Net investment income (loss) E	.05	.06	.07	.11	.13	.09
Net realized and unrealized gain (loss)	.04 H	.06	.27	1.00	(2.22)	1.43
Total from investment operations	.09	.12	.34	1.11	(2.09)	1.52
Distributions from net investment income	(.01)	(.03)	(.07)	(.08)	(.09)	(.08)
Distributions from net realized gain	-	-	(.01)	(.01)	-	(.04)
Tax return of capital	-	-	-	(.01)	-	-
Total distributions	(.01)	(.03)	(.08)	(.10)	(.09)	(.12)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	- J
Net asset value, end of period	$ 9.18	$ 9.10	$ 9.01	$ 8.75	$ 7.74	$ 9.91
Total ReturnB, C, D	0.94%	1.38%	3.85%	14.37%	(21.01)%	17.89%
Ratios to Average Net Assets F, I
Expenses before reductions	1.09%A	1.10%	1.14%	1.38%	1.31%	1.33%
Expenses net of fee waivers, if any	1.09%A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.08%A	1.10%	1.07%	1.05%	1.02%	1.04%
Net investment income (loss)	1.15%A	.62%	.84%	1.36%	1.46%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,530	$ 91,224	$ 60,924	$ 44,979	$ 29,478	$ 18,478
Portfolio turnover rate G	123% A	96%	110%	198%	151%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.14	$ 9.04	$ 8.77	$ 7.76	$ 9.94	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.05	.05	.07	.10	.12	.08
Net realized and unrealized gain (loss)	.03 H	.07	.27	1.00	(2.23)	1.43
Total from investment operations	.08	.12	.34	1.10	(2.11)	1.51
Distributions from net investment income	(.01)	(.02)	(.06)	(.07)	(.08)	(.07)
Distributions from net realized gain	-	-	(.01)	(.01)	-	(.04)
Tax return of capital	-	-	-	(.01)	-	-
Total distributions	(.01)	(.02)	(.07)	(.09)	(.08)	(.11)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	- J
Net asset value, end of period	$ 9.21	$ 9.14	$ 9.04	$ 8.77	$ 7.76	$ 9.94
Total ReturnB, C, D	.83%	1.36%	3.84%	14.22%	(21.15)%	17.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.20%A	1.20%	1.23%	1.47%	1.40%	1.48%
Expenses net of fee waivers, if any	1.20%A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.19%A	1.19%	1.18%	1.15%	1.12%	1.14%
Net investment income (loss)	1.04%A	.52%	.74%	1.26%	1.35%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85	$ 84	$ 84	$ 83	$ 72	$ 102
Portfolio turnover rate G	123% A	96%	110%	198%	151%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 9.03	$ 8.77	$ 7.76	$ 9.95	$ 8.56
Income from Investment Operations
Net investment income (loss) E	.04	.03	.05	.09	.11	.07
Net realized and unrealized gain (loss)	.04 H	.07	.27	1.00	(2.24)	1.43
Total from investment operations	.08	.10	.32	1.09	(2.13)	1.50
Distributions from net investment income	(.01)	(.01)	(.06)	(.06)	(.07)	(.07)
Distributions from net realized gain	-	-	(.01)	(.01)	-	(.04)
Tax return of capital	-	-	-	(.01)	-	-
Total distributions	(.01)	(.01)	(.06) K	(.08)	(.07)	(.11)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	- J
Net asset value, end of period	$ 9.19	$ 9.12	$ 9.03	$ 8.77	$ 7.76	$ 9.95
Total ReturnB, C, D	.83%	1.13%	3.70%	14.10%	(21.30)%	17.57%
Ratios to Average Net Assets F, I
Expenses before reductions	1.34%A	1.35%	1.38%	1.63%	1.54%	1.59%
Expenses net of fee waivers, if any	1.34%A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.33%A	1.34%	1.32%	1.30%	1.27%	1.30%
Net investment income (loss)	.90%A	.37%	.59%	1.11%	1.21%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,987	$ 7,681	$ 6,517	$ 4,042	$ 2,249	$ 1,348
Portfolio turnover rate G	123% A	96%	110%	198%	151%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.008 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.07	$ 8.98	$ 8.71	$ 7.72	$ 9.89	$ 8.50
Income from Investment Operations
Net investment income (loss) E	.05	.05	.07	.11	.13	.08
Net realized and unrealized gain (loss)	.03 H	.07	.27	.98	(2.22)	1.43
Total from investment operations	.08	.12	.34	1.09	(2.09)	1.51
Distributions from net investment income	(.01)	(.03)	(.06)	(.08)	(.09)	(.08)
Distributions from net realized gain	-	-	(.01)	(.01)	-	(.04)
Tax return of capital	-	-	-	(.01)	-	-
Total distributions	(.01)	(.03)	(.07)	(.10)	(.09)	(.12)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	- J
Net asset value, end of period	$ 9.14	$ 9.07	$ 8.98	$ 8.71	$ 7.72	$ 9.89
Total ReturnB, C, D	.84%	1.30%	3.90%	14.14%	(21.05)%	17.79%
Ratios to Average Net Assets F, I
Expenses before reductions	1.17%A	1.18%	1.22%	1.46%	1.38%	1.42%
Expenses net of fee waivers, if any	1.17%A	1.18%	1.18%	1.18%	1.18%	1.18%
Expenses net of all reductions	1.16%A	1.18%	1.15%	1.13%	1.10%	1.12%
Net investment income (loss)	1.07%A	.54%	.76%	1.28%	1.37%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,096	$ 69,854	$ 54,761	$ 46,967	$ 41,924	$ 53,089
Portfolio turnover rate G	123% A	96%	110%	198%	151%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares (formerly Investor Class R). The Fund offered Initial Class R shares and Service Class 2R shares during the period January 23, 2008 through April 30, 2015, and all outstanding shares were converted to Initial Class and Service Class 2 shares, respectively by April 30, 2015. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 27,974,073
Gross unrealized depreciation	(7,873,074)
Net unrealized appreciation (depreciation) on securities	$ 20,100,999

Tax cost	$ 180,869,378

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (319,346)
2017	(2,824,257)
Total with expiration	(3,143,603)
No expiration
Short-term	(1,560,279)
Total capital loss carryforward	$ (4,703,882)

Trading (Redemption) Fees. Investor Class shares held by investors less than 60 days may have been subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. These redemption fees were eliminated effective April 30, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $133,401,503 and $113,535,823, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 43
Service Class 2	10,586
Service Class 2R	72*
$ 10,701

* For the period January 1, 2015 through April 30, 2015.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 34,176
Service Class	34
Service Class 2	2,796
Initial Class R	2,096*
Service Class 2R	24*
Investor Class	55,769
$ 94,895

* For the period January 1, 2015 through April 30, 2015.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $368 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $141 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,501, including $2,638 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Initial Class	1.10%	$ -
Service Class	1.20%	-
Service Class 2	1.35%	-
Initial Class R	1.10%	-*
Service Class 2R	1.35%	2*
Investor Class	1.18%	-
		$ 2

* For the period January 1, 2015 through April 30, 2015.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,039 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $14.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund's operating expenses, including certain Investor class expenses, during the period in the amount of $1,407.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015 A	Year ended December 31, 2014
From net investment income
Initial Class	$ 58,883	$ 341,474
Service Class	55	213
Service Class 2	5,201	10,085
Initial Class R	5,261	28,590
Service Class 2R	46	92
Investor Class	45,227	207,787
Total	$ 114,673	$ 588,241

A All Initial Class R shares and Service Class 2R shares were converted on April 30, 2015.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015 A	Year ended December 31, 2014	Six months ended June 30, 2015 A	Year ended December 31, 2014
Initial Class
Shares sold	3,384,645	4,095,352	$ 32,005,354	$ 39,011,232
Reinvestment of distributions	6,291	37,566	58,883	341,474
Shares redeemed	(832,773)	(872,491)	(7,775,209)	(7,949,387)
Net increase (decrease)	2,558,163	3,260,427	$ 24,289,028	$ 31,403,319
Service Class
Reinvestment of distributions	6	23	55	213
Shares redeemed	(6)	(23)	(55)	(213)
Net increase (decrease)	-	-	$ -	$ -
Service Class 2
Shares sold	185,369	250,229	$ 1,751,778	$ 2,291,880
Reinvestment of distributions	554	1,108	5,201	10,085
Shares redeemed	(50,249)	(130,883)	(471,498)	(1,193,726)
Net increase (decrease)	135,674	120,454	$ 1,285,481	$ 1,108,239

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015 A	Year ended December 31, 2014	Six months ended June 30, 2015 A	Year ended December 31, 2014
Initial Class R
Shares sold	78,977	312,659	$ 740,424	$ 2,933,308
Reinvestment of distributions	561	3,145	5,261	28,590
Shares redeemed	(969,941)	(498,186)	(9,226,801)	(4,543,005)
Net increase (decrease)	(890,403)	(182,382)	$ (8,481,116)	$ (1,581,107)
Service Class 2R
Reinvestment of distributions	5	10	46	92
Shares redeemed	(9,200)	(10)	(88,041)	(92)
Net increase (decrease)	(9,195)	-	$ (87,995)	$ -
Investor Class
Shares sold	1,729,558	2,821,894	$ 16,266,667	$ 26,472,473
Reinvestment of distributions	4,847	22,960	45,227	207,787
Shares redeemed	(679,086)	(1,241,415)	(6,296,900)	(11,322,477)
Net increase (decrease)	1,055,319	1,603,439	$ 10,014,994	$ 15,357,783

A All Initial Class R shares and Service Class 2R shares were converted on April 30, 2015.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 20% of the total outstanding shares of the Fund. In addition, VIP Freedom 2020 Portfolio and VIP Freedom 2030 Portfolio were the owners of record of approximately 23% and 11%, respectively, of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 75% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPEM-SANN-0815
1.858138.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 21, 2015